UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period: February 28, 2014

Item 1. Reports to Stockholders.

SEMI–ANNUAL REPORT FEBRUARY 28, 2014

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 (800) 851-0511 www.direxionfunds.com

BULL FUNDS	BEAR FUNDS

DOMESTIC EQUITY INDEX FUNDS
Direxion Monthly Small Cap Bull 2X Fund (DXRLX) Direxion Monthly S&P 500® Bull 2X Fund (DXSLX) Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX) Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)

FIXED INCOME FUNDS
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX) Direxion Dynamic HY Bond Fund (PDHYX)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)

SPECIALTY FUNDS
Direxion Monthly Commodity Bull 2X Fund (DXCLX)

INTERNATIONAL FUNDS
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX) Direxion Monthly China Bull 2X Fund (DXHLX) Direxion Monthly Latin America Bull 2X Fund (DXZLX)

MONEY MARKET FUNDS
U.S. Government Money Market Fund (DXMXX)

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi Annual Report includes thirteen of the Direxion Funds (the “Funds”): the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Dynamic HY Bond Fund and U.S. Government Money Market Fund and covers the period from September 1, 2013 to February 28, 2014 (the “Semi Annual Period”).

Market Commentary:

Major equity indices closed 2013 at all-time highs, with the S&P 500 achieving its best yearly performance since 1997, and Dow Jones Industrial Average its best since 1995. Improving economic data in Q4 2013 helped push the market to the aforementioned, all-time highs. Strong payroll growth in October and November indicated the economy was not only continuing to mend itself, but also showing the early stages of expansion. In mid-December, equities reacted positively to the U.S. Federal Reserve’s decision to begin tapering its asset purchase program in January of 2014. Investors had been anticipating the eventual unwind of the U.S. Federal Reserve’s asset purchasing program, and sentiment was bolstered by the cautious nature of the U.S. Federal Reserve tapering schedule, and the declaration that short-term interest rates would remain low for longer than previously indicated. After trending flat for most of January, the equity markets saw a sharp pullback in late January due to fear of slowdown in China, coupled with Emerging Market turbulence. The S&P 500 plunged over 5% during this time, before recovering sharply in February, regaining almost all losses by the end of the Semi-Annual Period. This retracement highlighted investors’ willingness to shrug off macroeconomic concerns in the Emerging Markets, and provided for optimism heading into the second half of the Annual Period.

The first half of the Semi-Annual Period saw a much welcomed rebound for fixed income securities. The improving economic landscape, along with a decline in interest rates, were the key factors driving the rebound. The December 18th U.S. Federal Reserve’s announcement detailing its tapering plan, alleviated some of the headwinds facing the fixed income market. Domestic bond prices drifted lower into the beginning of 2014, before rallying strongly through January, and remaining stable throughout February. The rally seen in January, as well as the stabilization in February, was attributed to the U.S. Federal Reserve’s actions. During the month of February, non-U.S. bonds outperformed their U.S. counterparts, due in large part to a weaker U.S. dollar and an improving Emerging Market economic situation.

As is often the case, Commodities may be influenced by economic and geopolitical concerns around the globe, as well as weather. Not surprisingly, concerns on weak global economic data were a notable theme throughout the Semi-Annual Period. September began with mixed results in the Commodities space, while Gold spurred growth into late October, followed by a gradual selloff into November. Speculation surrounding U.S. Federal Reserve’s tapering of its monthly bond purchases continued to affect the Commodities space; specifically Gold, Silver and Palladium. An exceptionally cold winter in the U.S. Northeast was a boon to Natural Gas demand, seeing recent highs in February before returning to more normal levels the end of the Semi-Annual Period. Chinese demand for U.S. Gold into the New Year buoyed the Commodities’ performance, offsetting domestic worries about U.S. Federal Reserve tapering. Corn gained momentum towards the end of the Semi-Annual Period as Grain exports from the U.S. showed expansion. Global economic data and dynamic weather patterns continued to be among the driving themes for Commodities into the end of the Semi-Annual Period.

Despite a government shutdown in the U.S., global equity indexes gained in the month of October. U.S. themes such as debt and budget limits, as well as U.S. Federal Reserve monetary policy and earnings, all played a significant role in global market performance. Emerging Markets were negatively affected by events such as China/Japan territory disputes, typhoon Haiyan in the Philippines and political unrest in Thailand. Macroeconomic data continued to play a role into the New Year as Emerging Markets were negatively affected by a weakening in China Services Industry. Inflation and poor economic data were consistent themes in China during the Semi-Annual Period, as concerns the world’s second-largest economy was weakening continued to grow. Latin America rallied into November before beginning a gradual selloff in early 2014, again related in part to the U.S. Federal Reserve’s indication it might scale back bond-buying programs.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxionfunds.com.

4	DIREXION SEMI-ANNUAL REPORT

Fund Operational Review:

Except for the Dynamic HY Bond Fund and the U.S. Government Money Market Fund, the Funds are leveraged and seek to provide a calendar month return of 200% or -200% of the calendar month performance of a particular benchmark (“Leveraged Funds”). The term “calendar month” refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the benchmark performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the benchmark performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking calendar month leverage investment results and intend to actively monitor and manage their investments.

The Funds with the word “Bull” in their name attempt to provide investment results that correlate to 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Fund with the word “Bear” in its name attempts to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Fund attempts to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each Leveraged Fund’s calendar month investment objective, Rafferty Asset Management (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders resulting in repositioning each Fund’s investments in accordance with its calendar month investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund’s objective. As a consequence, if a Leveraged Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Leveraged Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Leveraged Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Leveraged Fund invests in some combination of financial instruments so it generates economic exposure consistent with the Fund’s investment objective. Financial instruments may include ETFs, stock index futures contracts, options on securities and stock indices and swap agreements. Each Leveraged Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

The Funds may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

The discussion below relates to the performance of the Funds for their respective Period. The Leveraged Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular benchmark. The performance of the Leveraged Funds for their respective Period is important for understanding whether these Funds meet their investment goals. A Leveraged Fund meeting its calendar month investment objective should have performance for the Period similar to the performance indicated by models based on the calendar month returns of the relevant benchmark for the Period. Direxion maintains models indicating the expected performance of each Fund in light of the path of the relevant benchmark. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com) under Mutual Fund Tools/Fund Tracking Center. The models do not take into

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxionfunds.com.

DIREXION SEMI-ANNUAL REPORT	5

account the size of a Fund, the Fund’s expense ratio or any transaction fees associated with creating a Fund’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $934 million dollars and a median market capitalization of $655 million dollars as of September 30, 2013. For the Semi-Annual Period, the Russell 2000® Index returned 17.76%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly Small Cap Bull 2X Fund returned 36.83%, while the model indicated an expected return of 37.41%. The Direxion Monthly Small Cap Bear 2X Fund returned -30.88%, while the model indicated an expected return of -30.00%.

The Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the NYSE 7-10 Year Treasury Bond Index. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 2.97%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 2X Fund returned 5.29%, while the model indicated an expected return of 5.84%. The Direxion Monthly 7-10 Year Treasury Bear 2X Fund returned -7.48%, while the model indicated an expected return of -6.17%.

The Direxion Monthly Commodity Bull 2X Fund sought to provide 200% of the calendar month return of the Morgan Stanley Commodity Related Index. The Morgan Stanley Commodity Related Index is an equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products. For the Semi-Annual Period, the Morgan Stanley Commodity Related Index returned 10.53%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly Commodity Bull 2X Fund returned 19.95%, while the model indicated an expected return of 21.42%.

The Direxion Monthly Emerging Markets Bull 2X Fund sought to provide 200% of the calendar month return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2013 the Index consisted of the following 25 emerging market country indices: Australia, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and United States. For the Semi-Annual Period, the MSCI Emerging Markets IndexSM returned 4.71%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly Emerging Markets Bull 2X Fund returned 5.83%, while the model indicated an expected return of 7.87%.

The Direxion Monthly China Bull 2X Fund sought to provide 200% of the calendar month return of the FTSE China 25 Index. The FTSE China 25 Index consists of 25 of the largest and most liquid companies available to international investors traded on the Hong Kong Stock Exchange. The Index is weighted based on the total market value of each company so that companies with higher total market values generally have a higher representation in the Index. For the Semi-Annual Period, the FTSE China 25 Index returned 1.12%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly China Bull 2X Fund returned -0.29%, while the model indicated an expected return of 0.10%.

The Direxion Monthly NASDAQ-100® Bull 2X Fund sought to provide 200% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the National Market tier of the NASDAQ National Market®. All companies listed on the index

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxionfunds.com.

6	DIREXION SEMI-ANNUAL REPORT

have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, The NASDAQ-100® Index returned 21.07%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 2X Fund returned 43.90%, while the model indicated an expected return of 45.20%.

The Direxion Monthly S&P 500® Bull 2X Fund and the Direxion Monthly S&P 500® Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the S&P 500® Index, respectively. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks. Standard & Poor’s selects the 500 stocks comprising the S&P 500® Index on the basis of market values and industry diversification. For the Semi-Annual Period, the S&P 500® Index returned 15.06%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the Index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 2X Fund returned 30.22%, while the model indicated an expected return of 31.36%. The Direxion Monthly S&P 500® Bear 2X Fund returned -26.81%, while the model indicated an expected return of -26.26%.

The Direxion Monthly Latin America Bull 2X Fund sought to provide 200% of the calendar month return of the S&P® Latin America 40 Index. The S&P® Latin America 40 Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in this index. Representing approximately 70% of each country’s market capitalization, this index provides coverage of the large cap, liquid constituents of each key country in Latin America. For the Semi-Annual Period, the S&P® Latin America 40 Index returned -1.36%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the Index alone should not generate expectations of performance of the Fund. The Direxion Monthly Latin America Bull 2X Fund returned -7.80%, while the model indicated an expected return of -5.05%.

The Dynamic HY Bond Fund sought to maximize total return (income plus capital appreciation) by investing primarily in debt instruments with an emphasis on lower-quality debt. The Fund utilizes investments in high yield Exchange Traded Funds (ETFs) as a means of obtaining liquid exposure to the domestic high yield debt market, and retains the flexibility to invest in physical bonds as well as derivatives and financial instruments linked to lower rated fixed income securities. Typically, the Fund will have 85-100% of the portfolio invested in such high yield ETFs. The Fund will seek leveraged returns by investing in derivatives, such as futures contracts, forward contracts and swaps, which can include swaps on debt instruments, ETFs and mutual funds. In utilizing this leverage strategy, the Fund will take positions in levered instruments that create investment exposure of 120% of the value of the Fund’s assets, rebalancing the Fund’s portfolio monthly to maintain the target exposure. Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments. The Dynamic HY Bond Fund returned 7.79% during the period. During the Semi-Annual Period high yield corporate bonds continued their strong performance through the end of 2013 and the first quarter of 2014, indicative by the Barclays U.S. Corporate High Yield Total Return Index gaining 7.48% during the Semi-Annual Period. Steadily improving U.S. macroeconomic data over the Semi-Annual Period continued to spur demand for these high-yield bonds, especially because default rates for these corporate bonds remained low. As the U.S. Federal Reserve reduced the value of their Quantitative Easing Program, the U.S. Federal Reserve continued to emphasize short-term rates will remain near zero for the next couple of years. The outlook for high-yield corporate bonds remains high. As the U.S. economy strengthens, taking credit risk should shift from a need to reach for yield, to a more proactive choice to invest due to an improving overall outlook on the economy.

The U.S. Government Money Market Fund is a short-term vehicle providing a useful service for those participating in our mutual fund product offerings. For the Semi-Annual Period, the U.S. Government Money Market Fund returned 0.01%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Eric W. Falkeis President	Patrick Rudnick Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxionfunds.com.

DIREXION SEMI-ANNUAL REPORT	7

An investment in the Funds involves risk, including the possible loss of principal. The Funds are non-diversified and include risks associated with concentration risk which results from the Funds’ investments in a particular industry or sector and can increase volatility over time. Active and frequent trading associated with a regular rebalance of the fund can cause the price to fluctuate, therefore impacting its performance compared to other investment vehicles. The Funds (with the exception of the U.S. Government Money Market Fund) are leveraged and include risks associated with being leveraged which include the potential to create a greater negative return had the Fund not employed leverage. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

There is no guarantee the Funds will achieve their objective. Investing in funds that track an index may be more volatile than investing in broadly diversified funds. The use of leverage by a Fund means the Funds are riskier than alternatives which do not use leverage.

The views in this report were those of the Adviser as of February 28, 2014 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratios of the Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund are 1.35%, respectively. The total annual fund operating expense ratios of the Direxion Monthly 7-10 Year Treasury Bull 2X Fund and Dynamic HY Bond Fund are 1.38% and 1.75%, respectively.*

The Standard & Poor’s 500® Index (S&P 500 ® Index) is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.

The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the Global Market tier of the NASDAQ Global Market®.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The S&P® Latin America 40 Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets.

The FTSE China 25 Index consists of 25 of the largest and most liquid companies available to international investors traded on the Hong Kong Stock Exchange.

The Morgan Stanley® Commodity Related Equity Index is provided by Morgan Stanley® (the “Index Provider) and is an equal-dollar weighted index of shares of 20 widely held domestic and foreign companies selected by the Index Provider that are involved in commodity-related industries such as energy (e.g. oil and gas production and oilfield services and equipment), non-ferrous metals, precious metals, agriculture and forest products.

The NYSE 7-10 Year Treasury Bond Index is a multi-security index that includes all qualified U.S. Treasury bonds that have a maturity of 7 to 10 years at issuance.

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

Distributed by: Rafferty Capital Markets, LLC

Date of First Use: April 29, 2014

*	The total annual fund operating expense ratios of the Direxion Monthly 7-10 Year Treasury Bull 2X Fund and Dynamic HY Bond Fund include Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 1.35%.

8	DIREXION SEMI-ANNUAL REPORT

Expense Example

February 28, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2013 — February 28, 2014).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT	9

Expense Example Table

February 28, 2014 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period[2]
Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.35%	$1,000.00	$1,368.30	$7.93
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	691.20	5.66
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,052.90	6.87
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	925.20	6.44
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Dynamic HY Bond Fund
Based on actual fund return	1.35%	1,000.00	1,077.90	6.96
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Commodity Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,199.50	7.36
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,058.30	6.89
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly China Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	997.10	6.68
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
U.S. Government Money Market Fund
Based on actual fund return	0.00%	1,000.00	1,000.10	—
Based on hypothetical 5% return	0.00%	1,000.00	1,024.80	—
Direxion Monthly NASDAQ-100® Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,439.00	8.16
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly S&P 500® Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,302.20	7.71
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly S&P 500® Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	731.90	5.80
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Latin America Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	922.00	6.43
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76

[1]	Annualized.

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of September 1, 2013 to February 28, 2014, then divided by 365.

10	DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings

February 28, 2014 (Unaudited)

	Cash*	Investment Companies	Swaps	Total
Direxion Monthly Small Cap Bull 2X Fund	96%	—	4%	100%
Direxion Monthly Small Cap Bear 2X Fund	114%	—	(14%)	100%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	98%	—	2%	100%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	103%	—	(3%)	100%
Dynamic HY Bond Fund	28%	71%	1%	100%
Direxion Monthly Commodity Bull 2X Fund	96%	—	4%	100%
Direxion Monthly Emerging Markets Bull 2X Fund	103%	—	(3%)	100%
Direxion Monthly China Bull 2X Fund	110%	—	(10%)	100%
U.S. Government Money Market Fund	100%	—	—	100%
Direxion Monthly NASDAQ-100® Bull 2X Fund	98%	—	2%	100%
Direxion Monthly S&P 500® Bull 2X Fund	95%	—	5%	100%
Direxion Monthly S&P 500® Bear 2X Fund	109%	—	(9%)	100%
Direxion Monthly Latin America Bull 2X Fund	124%	—	(24%)	100%

Allocation of Portfolio Holdings are as of percent of net assets.

*	Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT	11

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	23,536,967

TOTAL NET ASSETS - 100.0%	$23,536,967

Percentages are stated as a percent of net assets.

(a)	$4,450,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	39,786	$46,273,915	0.246%	7/16/2015	$855,266

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	12,948,617

TOTAL NET ASSETS - 100.0%	$12,948,617

Percentages are stated as a percent of net assets.

(a)	$4,880,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	21,893	$24,072,686	(0.846%)	8/4/2015	$(1,868,966)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	18,331,829

TOTAL NET ASSETS - 100.0%	$18,331,829

Percentages are stated as a percent of net assets.

(a)	$5,490,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	358,277	$36,476,262	0.096%	5/15/2014	$364,722

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Tear Treasury Bear 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	9,987,105

TOTAL NET ASSETS - 100.0%	$9,987,105

Percentages are stated as a percent of net assets.

(a)	$2,960,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	194,941	$19,713,563	(0.596)%	7/21/2014	$(323,744)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Direxion Dynamic HY Bond Fund

Schedule of Investments

February 28, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 71.4%
22,698	iShares iBoxx $ High Yield Corporate Bond ETF	$2,154,721
51,895	SPDR Barclays Capital High Yield Bond ETF	2,155,199

	TOTAL INVESTMENT COMPANIES (Cost $4,136,895)	$4,309,920

	TOTAL INVESTMENTS (Cost $4,136,895) - 71.4%	$4,309,920
	Other Assets in Excess of Liabilities - 28.6% (a)	1,724,392

	TOTAL NET ASSETS - 100.0%	$6,034,312

Percentages are stated as a percent of net assets.

(a)	$600,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares iBoxx $ High Yield Corporate Bond ETF	16,224	$1,516,661	0.045%	3/10/2015	$25,917
Credit Suisse International	SPDR Barclays Capital High Yield Bond ETF	37,042	1,509,297	0.045%	3/10/2015	31,425

		53,266	$3,025,958			$57,342

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Commodity Bull 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	8,902,851

TOTAL NET ASSETS - 100.0%	$8,902,851

Percentages are stated as a percent of net assets.

(a)	$4,330,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	9,552	$8,834,123	(0.486%)	12/17/2014	$114,600
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,450	2,171,824	(0.496%)	1/21/2015	116,626
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,486	2,287,148	(0.486%)	2/18/2015	35,131
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,240	2,032,202	(0.486%)	3/18/2015	58,236
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	44	41,193	(0.484%)	4/15/2015	(190)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,796	1,679,362	(0.483%)	4/15/2015	(5,654)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	552	514,254	(0.486%)	4/15/2015	(138)

		19,120	$17,560,106			$318,611

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	4,954,202

TOTAL NET ASSETS - 100.0%	$4,954,202

Percentages are stated as a percent of net assets.

(a)	$2,520,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	85,055	$3,511,773	(1.006%)	1/21/2015	$(160,573)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	69,169	2,775,211	(1.006%)	2/18/2015	(48,102)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	77,976	3,029,187	(1.006%)	3/18/2015	47,609
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	18,798	737,838	(1.005%)-(1.006%)	4/15/2015	4,287

		250,998	$10,054,009			$(156,779)

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly China Bull 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	4,157,266

TOTAL NET ASSETS - 100.0%	$4,157,266

Percentages are stated as a percent of net assets.

(a)	$2,100,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	235,009	$8,732,630	0.345%	5/19/2015	$(410,953)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

U.S. Government Money Market Fund

Schedule of Investments

February 28, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 110.0%
Money Market Funds - 110.0%
8,396,266	Goldman Sachs Financial Square Federal Fund, 0.00%(††) (a)	$8,396,266

	TOTAL SHORT TERM INVESTMENTS (Cost $8,396,266)	$8,396,266

	TOTAL INVESTMENTS (Cost $8,396,266) - 110.0%	$8,396,266
	Liabilities in Excess of Other Assets - (10.0%)	(761,696)

	TOTAL NET ASSETS - 100.0%	$7,634,570

Percentages are stated as a percent of net assets.

The Fund’s seven-day yield as of February 28, 2014 is 0.02%.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at February 28, 2014.

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
Total Investments (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	298,931,122

TOTAL NET ASSETS - 100.0%	$298,931,122

Percentages are stated as a percent of net assets.

(a)	$56,600,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	NASDAQ-100® Index	161,704	$591,850,157	(0.305%)	8/27/2015	$6,132,066

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	30,137,496

TOTAL NET ASSETS - 100.0%	$30,137,496

Percentages are stated as a percent of net assets.

(a)	$5,630,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	32,417	$59,014,373	(0.205%)	6/24/2015	$1,407,137

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	4,771,424

TOTAL NET ASSETS - 100.0%	$4,771,424

Percentages are stated as a percent of net assets.

(a)	$1,560,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	5,132	$9,112,049	(0.046%)	8/4/2015	$(450,696)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Direxion Monthly Latin America Bull 2X Fund

Schedule of Investments

February 28, 2014 (Unaudited)

No reportable investments.

Value
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	11,043,883

TOTAL NET ASSETS - 100.0%	$11,043,883

Percentages are stated as a percent of net assets.

(a)	$6,254,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 28, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	55,584	$2,513,337	(1.105%)	8/20/2014	$(587,927)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	27,033	1,172,021	(1.105%)	9/17/2014	(237,761)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	39,153	1,554,140	(1.105%)	10/15/2014	(206,206)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	12,593	539,386	(1.105%)	11/19/2014	(103,092)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	67,295	2,680,340	(1.105%)	12/17/2014	(343,932)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	51,395	1,823,172	(1.105%)	1/21/2015	(53,179)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	56,548	2,072,117	(1.105%)	2/18/2015	(139,098)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	20,034	722,933	(1.105%)	3/18/2015	(37,328)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	87,792	3,376,930	(1.105%)	4/15/2015	(370,595)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	75,462	2,978,162	(1.105%)	5/20/2015	(391,330)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	54,905	2,045,995	(1.105%)	6/17/2015	(171,233)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	24,800	891,547	(1.105%)	7/15/2015	(54,307)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	50,805	1,705,311	(1.105%)	8/19/2015	11,799
Bank of America Merrill Lynch	iShares Latin America 40 ETF	30,740	1,040,979	(1.105%)	9/16/2015	(1,395)

		654,139	$25,116,370			$(2,685,584)

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 28, 2014 (Unaudited)

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Assets:
Cash	$19,579,523	$10,139,046	$12,803,892	$6,816,771
Receivables:
Fund shares sold	285,208	315,316	66,463	557,601
Deposits at broker for swaps	4,450,000	4,880,000	5,490,000	2,960,000
Unrealized appreciation on swaps	855,266	—	364,722	—
Other assets	5,760	—	—	—

Total Assets	25,175,757	15,334,362	18,725,077	10,334,372

Liabilities:
Payables:
Fund shares redeemed	566,168	184,883	111,331	13,600
Due to broker for swaps	1,050,000	281,691	261,082	46
Unrealized depreciation on swaps	—	1,868,966	—	323,744
Accrued investment advisory fees	12,566	27,885	11,570	5,487
Accrued operating services fees	5,864	13,013	5,399	2,561
Accrued distribution expenses	4,188	9,295	3,857	1,829
Other liabilities	4	12	9	—

Total Liabilities	1,638,790	2,385,745	393,248	347,267

Net Assets	$23,536,967	$12,948,617	$18,331,829	$9,987,105

Net Assets Consist of:
Capital stock	$19,327,565	$68,467,121	$32,829,644	$32,891,453
Accumulated net investment loss	(127,986)	(305,877)	(499,431)	(68,745)
Undistributed (Accumulated) net realized gain (loss)	3,482,122	(53,343,661)	(14,363,106)	(22,511,859)
Net unrealized appreciation (depreciation) on:
Swaps	855,266	(1,868,966)	364,722	(323,744)

Total Net Assets	$23,536,967	$12,948,617	$18,331,829	$9,987,105

Calculation of Net Asset Value Per Share:
Net assets	$23,536,967	$12,948,617	$18,331,829	$9,987,105
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	493,018	327,504	590,595	250,335
Net asset value, redemption price and offering price per share	$47.74	$39.54	$31.04	$39.89

Cost of Investments	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Statements of Assets & Liabilities

February 28, 2014 (Unaudited)

	Direxion Dynamic HY Bond Fund	Direxion Monthly Commodity Bull 2X Fund
Assets:
Investments, at market value (Note 2)	$4,309,920	$—
Cash	1,102,773	4,671,843
Receivables:
Fund shares sold	5,275	46,000
Deposits at broker for swaps	600,000	4,330,000
Due from broker for swaps	—	7,914
Unrealized appreciation on swaps	57,342	318,611

Total Assets	6,075,310	9,374,368

Liabilities:
Payables:
Fund shares redeemed	35,409	52,287
Due to broker for swaps	—	410,009
Accrued investment advisory fees	3,105	5,123
Accrued operating services fees	1,449	2,391
Accrued distribution expenses	1,035	1,707

Total Liabilities	40,998	471,517

Net Assets	$6,034,312	$8,902,851

Net Assets Consist of:
Capital stock	$19,830,959	$34,420,829
Undistributed (Accumulated) net investment income (loss)	33,591	(179,356)
Accumulated net realized loss	(14,060,605)	(25,657,233)
Net unrealized appreciation on:
Investments	173,025	—
Swaps	57,342	318,611

Total Net Assets	$6,034,312	$8,902,851

Calculation of Net Asset Value Per Share:
Net assets	$6,034,312	$8,902,851
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	420,165	144,890
Net asset value, redemption price and offering price per share	$14.3618	$61.45

Cost of Investments	$4,136,895	$—

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 28, 2014 (Unaudited)

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Assets:
Investments, at market value (Note 2)	$—	$—	$8,396,266
Cash	2,294,274	2,579,954	—
Receivables:
Fund shares sold	242,859	188,952	7,863
Deposits at broker for swaps	2,520,000	2,100,000	—
Due from Adviser	—	—	3,349
Due from broker for swaps	190,000	—	—
Dividends and interest	20	—	7

Total Assets	5,247,153	4,868,906	8,407,485

Liabilities:
Payables:
Fund shares redeemed	126,914	294,242	769,565
Due to broker for swaps	4,580	2,081	—
Unrealized depreciation on swaps	156,779	410,953	—
Accrued investment advisory fees	2,599	2,425	—
Accrued operating services fees	1,213	1,131	3,350
Accrued distribution expenses	866	808	—

Total Liabilities	292,951	711,640	772,915

Net Assets	$4,954,202	$4,157,266	$7,634,570

Net Assets Consist of:
Capital stock	$46,348,360	$16,907,726	$7,635,008
Accumulated net investment loss	(389,067)	(165,122)	—
Accumulated net realized loss	(40,848,312)	(12,174,385)	(438)
Net unrealized depreciation on:
Swaps	(156,779)	(410,953)	—

Total Net Assets	$4,954,202	$4,157,266	$7,634,570

Calculation of Net Asset Value Per Share:
Net assets	$4,954,202	$4,157,266	$7,634,570
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	113,191	134,570	7,634,600
Net asset value, redemption price and offering price per share	$43.77	$30.89	$1.00

Cost of Investments	$—	$—	$8,396,266

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Statements of Assets & Liabilities

February 28, 2014 (Unaudited)

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Assets:
Cash	$242,696,625	$24,211,147	$3,473,024	$4,562,351
Receivables:
Fund shares sold	718,279	265,147	288,552	75,349
Deposits at broker for swaps	56,600,000	5,630,000	1,560,000	6,254,150
Due from broker for swaps	577	—	—	3,140,000
Unrealized appreciation on swaps	6,132,066	1,407,137	—	—
Dividends and interest	—	—	—	176

Total Assets	306,147,547	31,513,431	5,321,576	14,032,026

Liabilities:
Payables:
Fund shares redeemed	308,870	92,129	40,515	148,360
Due to broker for swaps	6,720,000	1,250,000	53,574	142,875
Unrealized depreciation on swaps	—	—	450,696	2,685,584
Accrued investment advisory fees	104,161	18,770	2,982	6,291
Accrued operating services fees	48,608	8,759	1,391	2,936
Accrued distribution expenses	34,720	6,257	994	2,097
Other liabilities	66	20	—	—

Total Liabilities	7,216,425	1,375,935	550,152	2,988,143

Net Assets	$298,931,122	$30,137,496	$4,771,424	$11,043,883

Net Assets Consist of:
Capital stock	$296,358,323	$26,706,466	$60,477,267	$195,119,823
Accumulated net investment loss	(865,960)	(196,478)	(201,401)	(333,976)
Undistributed (Accumulated) net realized gain (loss)	(2,693,307)	2,220,371	(55,053,746)	(181,056,380)
Net unrealized appreciation (depreciation) on:
Swaps	6,132,066	1,407,137	(450,696)	(2,685,584)

Total Net Assets	$298,931,122	$30,137,496	$4,771,424	$11,043,883

Calculation of Net Asset Value Per Share:
Net assets	$298,931,122	$30,137,496	$4,771,424	$11,043,883
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	7,081,520	398,025	121,085	462,423
Net asset value, redemption price and offering price per share	$42.21	$75.72	$39.41	$23.88

Cost of Investments	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 28, 2014 (Unaudited)

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Investment Income:
Interest income	$1,941	$1,795	$2,035	$1,003

Total investment income	1,941	1,795	2,035	1,003

Expenses:
Investment advisory fees	72,182	72,790	78,803	37,597
Operating services fees	33,685	33,969	36,775	17,545
Distribution expenses	24,060	24,263	26,267	12,533

Total expenses	129,927	131,022	141,845	67,675

Net investment loss	(127,986)	(129,227)	(139,810)	(66,672)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	4,542,244	(6,936,263)	650,389	(257,829)

	4,542,244	(6,936,263)	650,389	(257,829)

Change in net unrealized appreciation (depreciation) on:
Swaps	1,627,615	(1,163,562)	565,428	(468,533)

	1,627,615	(1,163,562)	565,428	(468,533)

Net realized and unrealized gain (loss) on investments	6,169,859	(8,099,825)	1,215,817	(726,362)

Net increase (decrease) in net assets resulting from operations	$6,041,873	$(8,229,052)	$1,076,007	$(793,034)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Statements of Operations

For the Six Months Ended February 28, 2014 (Unaudited)

	Direxion Dynamic HY Bond Fund	Direxion Monthly Commodity Bull 2X Fund
Investment Income:
Dividend income	$307,097	$—
Interest income	311	694

Total investment income	307,408	694

Expenses:
Investment advisory fees	48,796	34,576
Operating services fees	22,772	16,136
Distribution expenses	16,266	11,525

Total expenses	87,834	62,237

Net investment income (loss)	219,574	(61,543)

Realized and unrealized gain on investments:
Net realized gain on:
Investments	184,565	—
Swaps	255,239	1,382,462

	439,804	1,382,462

Change in net unrealized appreciation (depreciation) on:
Investments	99,098	—
Swaps	57,342	352,336

	156,440	352,336

Net realized and unrealized gain on investments	596,244	1,734,798

Net increase in net assets resulting from operations	$815,818	$1,673,255

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 28, 2014 (Unaudited)

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Investment Income:
Interest income	$1,673	$532	$1,710

Total investment income	1,673	532	1,710

Expenses:
Investment advisory fees	65,390	27,521	30,545
Operating services fees	30,516	12,843	27,484
Distribution expenses	21,797	9,173	—

Total expenses before reimbursement	117,703	49,537	58,029
Less: Reimbursement of expenses from Adviser	—	—	(58,029)

Total expenses	117,703	49,537	—

Net investment income (loss)	(116,030)	(49,005)	1,710

Realized and unrealized gain (loss) on investments:
Net realized loss on:
Swaps	(4,195,951)	(1,144,384)	—

	(4,195,951)	(1,144,384)	—

Change in net unrealized appreciation (depreciation) on:
Swaps	29,690	(295,093)	—

	29,690	(295,093)	—

Net realized and unrealized loss on investments	(4,166,261)	(1,439,477)	—

Net increase (decrease) in net assets resulting from operations	$(4,282,291)	$(1,488,482)	$1,710

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Statements of Operations

For the Six Months Ended February 28, 2014 (Unaudited)

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Investment Income:
Interest income	$6,805	$2,954	$693	$2,026

Total investment income	6,805	2,954	693	2,026

Expenses:
Investment advisory fees	333,716	110,796	22,514	50,947
Operating services fees	155,734	51,704	10,506	23,775
Distribution expenses	111,239	36,932	7,505	16,983

Total expenses	600,689	199,432	40,525	91,705

Net investment loss	(593,884)	(196,478)	(39,832)	(89,679)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	1,970,013	4,705,777	(1,463,973)	(3,818,609)

	1,970,013	4,705,777	(1,463,973)	(3,818,609)

Change in net unrealized appreciation (depreciation) on:
Swaps	7,119,767	2,817,544	(528,457)	3,134,992

	7,119,767	2,817,544	(528,457)	3,134,992

Net realized and unrealized gain (loss) on investments	9,089,780	7,523,321	(1,992,430)	(683,617)

Net increase (decrease) in net assets resulting from operations	$8,495,896	$7,326,843	$(2,032,262)	$(773,296)

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(127,986)	$(189,851)	$(129,227)	$(308,315)
Net realized gain (loss) on investments	4,542,244	5,205,903	(6,936,263)	(7,646,395)
Change in net unrealized appreciation (depreciation) of investments	1,627,615	(878,354)	(1,163,562)	359,622

Net increase (decrease) in net assets resulting from operations	6,041,873	4,137,698	(8,229,052)	(7,595,088)

Distributions to shareholders from:
Net realized gains	(331,257)	—	—	—

Total distributions to shareholders	(331,257)	—	—	—

Capital share transactions:
Net increase in net assets resulting from net change capital share transactions(a)	2,479,266	4,129,375	3,590,836	2,142,289

Total increase (decrease) in net assets	8,189,882	8,267,073	(4,638,216)	(5,452,799)

Net assets:
Beginning of year/period	15,347,085	7,080,012	17,586,833	23,039,632

End of year/period	$23,536,967	$15,347,085	$12,948,617	$17,586,833

Accumulated net investment loss, end of year/period	$(127,986)	$—	$(305,877)	$(176,650)

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund[1]				Direxion Monthly Small Cap Bear 2X Fund[2]
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	885,730	$37,733,156	2,454,850	$70,791,170	1,930,260	$85,718,629	1,227,150	$93,426,748
Shares issued in reinvestment of distributions	7,496	320,109	—	—	—	—	—	—
Shares redeemed	(833,428)	(35,573,999)	(2,330,664)	(66,661,795)	(1,910,397)	(82,127,793)	(1,151,341)	(91,284,459)

Net increase	59,798	$2,479,266	124,186	$4,129,375	19,863	$3,590,836	75,809	$2,142,289

[1]	Effective March 17, 2014, the Fund had a 2:1 stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

[2]	Effective March 17, 2014, the Fund had a 1:13 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:13 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(139,810)	$(526,274)	$(66,672)	$(168,216)
Net realized gain (loss) on investments	650,389	(14,290,287)	(257,829)	647,744
Change in net unrealized appreciation (depreciation) of investments	565,428	(643,142)	(468,533)	300,010

Net increase (decrease) in net assets resulting from operations	1,076,007	(15,459,703)	(793,034)	779,538

Distributions to shareholders from:
Net realized gains	—	(985,976)	—	—

Total distributions to shareholders	—	(985,976)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(6,281,473)	1,763,023	750,994	(1,036,767)

Total decrease in net assets	(5,205,466)	(14,682,656)	(42,040)	(257,229)

Net assets:
Beginning of year/period	23,537,295	38,219,951	10,029,145	10,286,374

End of year/period	$18,331,829	$23,537,295	$9,987,105	$10,029,145

Accumulated net investment loss, end of year/period	$(499,431)	$(359,621)	$(68,745)	$(2,073)

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund				Direxion Monthly 7-10 Year Treasury Bear 2X Fund[1]
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,248,337	$37,948,369	14,937,277	$470,670,774	590,449	$24,503,290	2,270,595	$90,467,803
Shares issued in reinvestment of distributions	—	—	28,864	972,132	—	—	—	—
Shares redeemed	(1,456,233)	(44,229,842)	(15,230,093)	(469,879,883)	(572,622)	(23,752,296)	(2,302,256)	(91,504,570)

Net increase (decrease)	(207,896)	$(6,281,473)	(263,952)	$1,763,023	17,827	$750,994	(31,661)	$(1,036,767)

[1]	Effective March 17, 2014, the Fund had a 1:7 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:7 reverse stock split.

The accompanying notes are an integral part of these financial statements.

34	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Dynamic HY Bond Fund		Direxion Monthly Commodity Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$219,574	$851,604	$(61,543)	$(199,728)
Net realized gain on investments	439,804	1,886,800	1,382,462	1,285,920
Capital gain distributions from regulated investment companies	—	154	—	—
Change in net unrealized appreciation (depreciation) of investments	156,440	(2,693,569)	352,336	354,147

Net increase in net assets resulting from operations	815,818	44,989	1,673,255	1,440,339

Distributions to shareholders from:
Net investment income:	(216,287)	(1,983,713)	—	—

Total distributions to shareholders	(216,287)	(1,983,713)	—	—

Capital share transactions:
Net decrease in net assets resulting from net change capital share transactions(a)	(10,634,963)	(67,068,046)	(1,039,747)	(7,872,840)

Total increase (decrease) in net assets	(10,035,432)	(69,006,770)	633,508	(6,432,501)

Net assets:
Beginning of year/period	16,069,744	85,076,514	8,269,343	14,701,844

End of year/period	$6,034,312	$16,069,744	$8,902,851	$8,269,343

Undistributed (Accumulated) net investment income (loss), end of year/period	$33,591	$30,304	$(179,356)	$(117,813)

(a)	Summary of capital share transactions is as follows:

	Direxion Dynamic HY Bond Fund				Direxion Monthly Commodity Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	5,261,636	$73,062,124	12,044,769	$169,961,246	188,026	$10,761,224	722,082	$36,779,338
Shares issued in reinvestment of distributions	15,509	215,180	120,389	1,730,238	—	—	—	—
Shares redeemed	(6,036,315)	(83,912,267)	(16,819,996)	(238,759,530)	(204,547)	(11,800,971)	(878,240)	(44,652,178)

Net decrease	(759,170)	$(10,634,963)	(4,654,838)	$(67,068,046)	(16,521)	$(1,039,747)	(156,158)	$(7,872,840)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	35

Statements of Changes in Net Assets

	Direxion Monthly Emerging Markets Bull 2X Fund		Direxion Monthly China Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(116,030)	$(500,776)	$(49,005)	$(165,922)
Net realized loss on investments	(4,195,951)	(1,559,465)	(1,144,384)	(384,172)
Change in net unrealized appreciation (depreciation) of investments	29,690	1,216,774	(295,093)	346,206

Net decrease in net assets resulting from operations	(4,282,291)	(843,467)	(1,488,482)	(203,888)

Distributions to shareholders from:
Total distributions to shareholders	—	—	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	4,007,092	(31,939,576)	1,361,639	(1,088,466)

Total decrease in net assets	(275,199)	(32,783,043)	(126,843)	(1,292,354)

Net assets:
Beginning of year/period	5,229,401	38,012,444	4,284,109	5,576,463

End of year/period	$4,954,202	$5,229,401	$4,157,266	$4,284,109

Accumulated net investment loss, end of year/period	$(389,067)	$(273,037)	$(165,122)	$(116,117)

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Emerging Markets Bull 2X Fund				Direxion Monthly China Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,064,430	$53,640,138	2,361,398	$121,564,363	1,198,190	$43,425,326	2,224,317	$79,738,552
Shares redeemed	(1,077,663)	(49,633,046)	(3,078,954)	(153,503,939)	(1,201,902)	(42,063,687)	(2,290,960)	(80,827,018)

Net increase (decrease)	(13,233)	$4,007,092	(717,556)	$(31,939,576)	(3,712)	$1,361,639	(66,643)	$(1,088,466)

The accompanying notes are an integral part of these financial statements.

36	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment income	$1,710	$9,522

Net increase in net assets resulting from operations	1,710	9,522

Distributions to shareholders from:
Net investment income:	(1,710)	(9,542)

Total distributions to shareholders	(1,710)	(9,542)

Capital share transactions:
Net decrease in net assets resulting from net change capital share transactions(a)	(3,897,243)	(6,718,396)

Total decrease in net assets	(3,897,243)	(6,718,416)

Net assets:
Beginning of year/period	11,531,813	18,250,229

End of year/period	$7,634,570	$11,531,813

Undistributed net investment income, end of year/period	$—	$—

(a)	Summary of capital share transactions is as follows:

	U.S. Government Money Market Fund
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value
Shares sold	87,274,704	$87,274,704	165,462,505	$165,462,528
Shares issued in reinvestment of distributions	1,664	1,664	8,913	8,913
Shares redeemed	(91,173,609)	(91,173,611)	(172,189,835)	(172,189,837)

Net decrease	(3,897,241)	$(3,897,243)	(6,718,417)	$(6,718,396)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	37

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100® Bull 2X Fund		Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(593,884)	$(444,318)	$(196,478)	$(419,201)
Net realized gain on investments	1,970,013	5,285,178	4,705,777	9,561,850
Change in net unrealized appreciation (depreciation) of investments	7,119,767	(1,095,116)	2,817,544	(1,556,697)

Net increase in net assets resulting from operations	8,495,896	3,745,744	7,326,843	7,585,952

Distributions to shareholders from:
Net realized gains	—	—	(2,154,462)	(968,479)

Total distributions to shareholders	—	—	(2,154,462)	(968,479)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	265,920,732	(5,643,070)	(7,041,737)	9,858,269

Total increase (decrease) in net assets	274,416,628	(1,897,326)	(1,869,356)	16,475,742

Net assets:
Beginning of year/period	24,514,494	26,411,820	32,006,852	15,531,110

End of year/period	$298,931,122	$24,514,494	$30,137,496	$32,006,852

Accumulated net investment loss, end of year/period	$(865,960)	$(272,076)	$(196,478)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100® Bull 2X Fund[1]				Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	14,093,510	$557,315,913	3,575,395	$87,127,491	1,010,217	$72,140,699	3,507,239	$188,636,985
Shares issued in reinvestment of distributions					30,402	2,108,993	19,714	942,533
Shares redeemed	(7,847,700)	(291,395,181)	(3,843,175)	(92,770,561)	(1,163,662)	(81,291,429)	(3,337,795)	(179,721,249)

Net increase (decrease)	6,245,810	$265,920,732	(267,780)	$(5,643,070)	(123,043)	$(7,041,737)	189,158	$9,858,269

[1]	Effective March 17, 2014, the Fund had a 5:1 stock split. Share amounts for all periods have been adjusted to give effect to the 5:1 stock split.

The accompanying notes are an integral part of these financial statements.

38	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly S&P 500® Bear 2X Fund		Direxion Monthly Latin America Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(39,832)	$(261,909)	$(89,679)	$(403,914)
Net realized loss on investments	(1,463,973)	(6,893,114)	(3,818,609)	(5,727,159)
Change in net unrealized appreciation (depreciation) of investments	(528,457)	393,055	3,134,992	1,198,971

Net decrease in net assets resulting from operations	(2,032,262)	(6,761,968)	(773,296)	(4,932,102)

Distributions to shareholders from:
Total distributions to shareholders	—	—	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(1,051,029)	3,635,863	(1,538,329)	(8,842,173)

Total decrease in net assets	(3,083,291)	(3,126,105)	(2,311,625)	(13,774,275)

Net assets:
Beginning of year/period	7,854,715	10,980,820	13,355,508	27,129,783

End of year/period	$4,771,424	$7,854,715	$11,043,883	$13,355,508

Accumulated net investment loss, end of year/period	$(201,401)	$(161,569)	$(333,976)	$(244,297)

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500® Bear 2X Fund[1]				Direxion Monthly Latin America Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	608,242	$27,636,223	1,780,246	$116,111,477	265,354	$7,427,207	546,236	$19,289,206
Shares redeemed	(633,080)	(28,687,252)	(1,772,020)	(112,475,614)	(318,501)	(8,965,536)	(766,191)	(28,131,379)

Net increase (decrease)	(24,838)	$(1,051,029)	8,226	$3,635,863	(53,147)	$(1,538,329)	(219,955)	$(8,842,173)

[1]	Effective March 17, 2014, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	39

Financial Highlights

														RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decre ase) in Net Asset Value Resulting from O perations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/Period		Total Return[4]		Net Assets, End of Year/Period (,000)	Including Short Dividends		Excluding Short Dividends		Net Investment Income (Loss) after Expense Reimbur sement/ Recou pment[5]		Portfolio Turnover Rate[12]
														Total Exp enses[5]	Net Expe nses[5]	Total Expenses[5]	Net Expenses[5]
Direxion Monthly Small Cap Bull 2X Fund[13]
Six Months Ended February 28, 2014 (Unaudited)	$35.43	$(0.28)	$13.24	$12.96	$—	$(0.65)	$—	$(0.65)	$47.74		36.83%		$23,537	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	22.91	(0.56)	13.08	12.52	—	—	—	—	35.43		54.63%		15,347	—	—	1.90%	1.90%	(1.86%	)	0%
Year ended August 31, 2012	18.99	(0.38)	4.30	3.92	—	—	—	—	22.91		20.67%		7,080	—	—	1.90%	1.90%	(1.86%	)	0%
Year ended August 31, 2011	13.39	(0.40)	6.00	5.60	—	—	—	—	18.99		41.78%		9,005	—	—	1.90%	1.90%	(1.84%	)	0%
Year ended August 31, 2010	12.27	(0.29)	1.41	1.12	—	—	—	—	13.39		9.13%		6,510	—	—	1.90%	1.90%	(1.80%	)	0%
Year ended August 31, 2009	40.33	(0.12)	(27.94)	(28.06)	—	—	—	—	12.27		(69.58%	)	14,559	—	—	2.16%	1.89%	(1.31%	)	0%
Direxion Monthly Small Cap Bear 2X Fund[14]
Six Months Ended February 28, 2014 (Unaudited)	57.20	(0.31)	(17.35)	(17.66)	—	—	—	—	39.54		(30.88%	)	12,949	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	99.32	(1.43)	(40.69)	(42.12)	—	—	—	—	57.20		(42.41%	)	17,587	—	—	1.90%	1.90%	(1.84%	)	0%
Year ended August 31, 2012	155.22	(2.08)	(53.82)	(55.90)	—	—	—	—	99.32		(36.01%	)	23,040	—	—	1.90%	1.90%	(1.85%	)	0%
Year ended August 31, 2011	270.92	(2.86)	(112.84)	(115.70)	—	—	—	—	155.22		(42.71%	)	7,840	—	—	1.90%	1.88%	(1.80%	)[11]	0%
Year ended August 31, 2010	383.50	(4.55)	(108.03)	(112.58)	—	—	—	—	270.92		(29.36%	)	32,297	—	—	1.90%	1.90%	(1.78%	)	0%
Year ended August 31, 2009	1326.00	(10.40)	(32.50)	(42.90)	(106.60)	—	(793.00)	(899.60)	383.50		(48.97%	)	5,055	—	—	2.20%	1.86%	(1.18%	)	0%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Six Months Ended February 28, 2014 (Unaudited)	29.48	(0.20)	1.76	1.56	—	—	—	—	31.04		5.29%		18,332	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	35.97	(0.41)	(4.79)	(5.20)	—	(1.29)	—	(1.29)	29.48		(14.89%	)	23,537	—	—	1.90%	1.83%	(1.24%	)[6]	1,286%
Year ended August 31, 2012	31.31	(0.64)	5.34	4.70	—	(0.04)	—	(0.04)	35.97		15.02%		38,220	—	—	1.90%	1.90%	(1.85%	)	0%
Year ended August 31, 2011	31.57	(0.51)	2.29	1.78	—	(2.04)	—	(2.04)	31.31		7.07%		32,413	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended August 31, 2010	27.36	(0.44)	5.57	5.13	—	(0.92)	—	(0.92)	31.57		19.41%		36,457	—	—	1.90%	1.90%	(1.63%	)	1,445%
Year ended August 31, 2009	24.14	0.23	2.99	3.22	—	—	—	—	27.36		13.34%		24,451	—	—	1.73%	1.77%	0.88%		2,327%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund[15]
Six Months Ended February 28, 2014 (Unaudited)	43.12	(0.27)	(2.96)	(3.23)	—	—	—	—	39.89		(7.48%	)	9,987	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	38.92	(0.77)	4.97	4.20	—	—	—	—	43.12		10.79%		10,029	—	—	1.90%	1.90%	(1.85%	)	0%
Year ended August 31, 2012	49.00	(0.84)	(9.24)	(10.08)	—	—	—	—	38.92		(20.57%	)	10,286	—	—	1.90%	1.90%	(1.86%	)	0%
Year ended August 31, 2011	57.89	(1.12)	(7.77)	(8.89)	—	—	—	—	49.00		(15.36%	)	17,034	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended August 31, 2010	76.23	(1.40)[2]	(16.94)	(18.34)	—	—	—	—	57.89		(24.06%	)	16,024	2.04%	2.04%	1.90%	1.90%	(1.94%	)[10]	0%
Year ended August 31, 2009	96.74	(5.32)[2]	(15.19)	(20.51)	—	—	—	—	76.23		(21.20%	)	15,721	7.23%	7.18%	1.85%	1.80%	(6.78%	)[10]	0%
Direxion Dynamic HY Bond Fund
Six Months Ended February 28, 2014 (Unaudited)	13.6261	0.2396	0.8107	1.0503	(0.3146)	—	—	(0.3146)	14.3618		7.79%		6,034	—	—	1.35%	1.35%	3.37%		450%
Year ended August 31, 2013	14.5824	0.6594	(0.3732)	0.2862	(1.2425)	—	—	(1.2425)	13.6261		1.91%		16,070	—	—	1.75%	1.60%	4.52%	[8]	862%
Year ended August 31, 2012	13.93	0.6559	0.4901	1.1460	(0.4936)	—	—	(0.4936)	14.5824	[7]	8.41%		85,077	—	—	1.75%	1.60%	4.64%	[8]	508%
Year ended August 31, 2011	14.07	0.35	0.41	0.76	(0.90)	—	—	(0.90)	13.93		5.48%		5,552	—	—	1.86%	1.84%	2.34%	[8]	995%
Year ended August 31, 2010	13.53	(0.26)	1.45	1.19	(0.65)	—	—	(0.65)	14.07		8.82%		7,708	—	—	1.85%	1.85%	(1.74%	)	0%
Year ended August 31, 2009	16.38	(0.17)[3]	(1.57)	(1.74)	(1.11)	—	—	(1.11)	13.53		(10.73%	)	29,206	1.75%	1.73%	1.75%	1.73%	(1.24%	)[9]	889%
Direxion Monthly Commodity Bull 2X Fund
Six Months Ended February 28, 2014 (Unaudited)	51.23	(0.38)	10.60	10.22	—	—	—	—	61.45		19.95%		8,903	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	46.29	(0.96)	5.90	4.94	—	—	—	—	51.23		10.67%		8,269	—	—	1.90%	1.90%	(1.86%	)	0%
Year ended August 31, 2012	63.99	(0.96)	(16.74)	(17.70)	—	—	—	—	46.29		(27.66%	)	14,702	—	—	1.90%	1.90%	(1.86%	)	0%
Year ended August 31, 2011	44.09	(1.32)	21.22	19.90	—	—	—	—	63.99		45.13%		27,019	—	—	1.90%	1.90%	(1.84%	)	0%
Year ended August 31, 2010	36.85	(0.87)	8.11	7.24	—	—	—	—	44.09		19.65%		20,969	—	—	1.90%	1.90%	(1.80%	)	0%
Year ended August 31, 2009	90.21	(0.32)	(53.04)	(53.36)	—	—	—	—	36.85		(59.15%	)	20,152	—	—	1.96%	1.88%	1.07%		30%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Net investments income (loss) before interest on short positions for the years ended August 31, 2010 and 2009 were $(1.26) and $0.35, respectively.
[3]	Net investment income (loss) before interest on short positions for the year ended August 31, 2009 was $(0.17).
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return calculated for a period of less than one year is not annualized.
[5]	For periods less than a year, these ratios are annualized.
[6]	Net investment income (loss) ratio before expense reimbursement for the year ended August 31, 2013 was (1.31%).
[7]	Effective September 15, 2011, the Direxion Dynamic HY Bond Fund began calculating its NAV to four digits.
[8]	Net investment income (loss) ratio before expense reimbursement/recoupment for the years ended August 31, 2013, 2012 and 2011 were 4.37%, 4.49% and 2.32%, respectively.
[9]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2009 was (1.24)%.
[10]

Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2010 and 2009 were (1.81%) and (1.40%), respectively.

[11]	Net investment income (loss) ratio before expense reimbursement/recoupment for the year ended August 31, 2011 was (1.82%).
[12]

Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[13]	Effective March 17, 2014, the Fund had a 2:1 forward stock split. Per share data for the period prior to March 17, 2014 has been adjusted to give effect to the 2:1 forward stock split.
[14]	Effective March 17, 2014, the Fund had a 1:13 reverse stock split. Per share data for the period prior to March 17, 2014 has been adjusted to give effect to the 1:13 reverse stock split.
[15]	Effective March 17, 2014, the Fund had a 1:7 reverse stock split. Per share data for the period prior to March 17, 2014 has been adjusted to give effect to the 1:7 reverse stock split.

The accompanying notes are an integral part of these financial statements.

40	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

															RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year /Period	Net Investment Loss[2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decre ase) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions		Net Asset Value, End of Year/Period	Total Return[3]		Net Assets, End of Year/Period (,000)	Including Short Dividends		Excluding Short Dividends		Net Investment Income (Loss) after Expense Reimburs ement/ Reco upment[4]		Portfolio Turnover Rate[7]
															Total Exp enses[4]	Net Expe nses[4]	Total Expenses[4]	Net Expenses[4]
Direxion Monthly Emerging Markets Bull 2X Fund
Six Months Ended February 28, 2014 (Unaudited)	$41.36	$(0.32)	$2.73	$2.41	$—		$—	$—	$—		$43.77	5.83%		$4,954	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	45.04	(0.97)	(2.71)	(3.68)	—		—	—	—		41.36	(8.17%	)	5,229	—	—	1.90%	1.89%	(1.84%	)[5]	0%
Year ended August 31, 2012	59.49	(0.90)	(13.55)	(14.45)	—		—	—	—		45.04	(24.29%	)	38,012	—	—	1.90%	1.90%	(1.87%	)	0%
Year ended August 31, 2011	54.87	(1.34)	5.96	4.62	—		—	—	—		59.49	8.42%		17,916	—	—	1.90%	1.90%	(1.84%	)	0%
Year ended August 31, 2010	45.45	(1.06)	10.48	9.42	—		—	—	—		54.87	20.73%		29,942	—	—	1.90%	1.90%	(1.83%	)	241%
Year ended August 31, 2009	106.45	(0.44)	(60.42)	(60.86)	—		—	(0.14)	(0.14)		45.45	(57.08%	)	24,028	—	—	1.89%	1.89%	(1.34%	)	1,643%
Direxion Monthly China Bull 2X Fund
Six Months Ended February 28, 2014 (Unaudited)	30.98	(0.23)	0.14	(0.09)	—		—	—	—		30.89	(0.29%	)	4,157	—	—	1.35%	1.35%	(1.34%	)	0%
Year ended August 31, 2013	27.21	(0.67)	4.44	3.77	—		—	—	—		30.98	13.86%		4,284	—	—	1.90%	1.90%	(1.86%	)	0%
Year ended August 31, 2012	40.98	(0.60)	(13.17)	(13.77)	—		—	—	—		27.21	(33.60%	)	5,576	—	—	1.90%	1.90%	(1.87%	)	0%
Year ended August 31, 2011	42.85	(0.93)	(0.94)	(1.87)	—		—	—	—		40.98	(4.36%	)	6,947	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended August 31, 2010	43.69	(0.88)	0.04	(0.84)	—		—	—	—		42.85	(1.92%	)	11,191	—	—	1.90%	1.90%	(1.80%	)	0%
Year ended August 31, 2009	100.92	(0.53)	(56.60)	(57.13)	(0.09)		—	(0.01)	(0.10)		43.69	(56.58%	)	14,453	—	—	2.14%	1.90%	(1.54%	)	3,606%
U.S. Government Money Market Fund
Six Months Ended February 28, 2014 (Unaudited)	1.00	— [1]	—	— [1]	—	[1]	—	—	—	[1]	1.00	0.01%		7,635	—	—	0.95%	0.00%	0.03%		0%
Year ended August 31, 2013	1.00	— [1]	—	— [1]	—	[1]	—	—	—	[1]	1.00	0.07%		11,532	—	—	1.20%	0.00%	0.07%	[6]	0%
Year ended August 31, 2012	1.00	— [1]	—	— [1]	—	[1]	—	—	—	[1]	1.00	0.07%		18,250	—	—	1.20%	0.00%	0.06%	[6]	0%
Year ended August 31, 2011	1.00	— [1]	—	— [1]	—	[1]	—	—	—	[1]	1.00	0.10%		20,098	—	—	1.20%	0.04%	0.06%	[6]	0%
Year ended August 31, 2010	1.00	— [1]	—	— [1]	—	[1]	—	—	—	[1]	1.00	0.06%		60,741	—	—	1.20%	0.05%	0.06%		0%
Year ended August 31, 2009	1.00	— [1]	—	— [1]	—	[1]	—	—	—	[1]	1.00	0.23%		49,355	—	—	1.29%	0.64%	0.24%		0%

[1]	Amount is less than $0.01 per share.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return calculated for a period of less than one year is not annualized.
[4]	For periods less than a year, these ratios are annualized.
[5]	Net investment income (loss) ratio before expense reimbursement for the year ended August 31, 2013 was (1.85%).
[6]	Net investment income (loss) ratios before expense reimbursement for the years ended August 31, 2013, 2012 and 2011 were (1.13%), (1.14%) and (1.10%), respectively.
[7]

Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	41

Financial Highlights

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year /Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Divid ends from Net Investment Income	Distri butions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/Period	Total Return[2]		Net Assets, End of Year/Period (,000)	Including Short Dividends		Excluding Short Dividends		Net Investment Income (Loss) after Expense Reimburs ement/ Recoupment[3]		Portfolio Turnover Rate[4]
													Total Expe nses[3]	Net Exp enses[3]	Total Expenses[3]	Net Expenses[3]
Direxion Monthly NASDAQ-100® Bull 2X Fund[7]
Six Months Ended February 28, 2014 (Unaudited)	$29.33	$(0.25)	$13.13	$12.88	$—	$—	$—	$—	$42.21	43.90%		$298,931	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	23.93	(0.46)	5.86	5.40	—	—	—	—	29.33	22.56%		24,514	—	—	1.90%	1.90%	(1.85%	)	0%
Period ended August 31, 2012[5]	23.28	(0.13)	0.78	0.65	—	—	—	—	23.93	2.81%		26,412	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended April 30, 2012	18.68	(0.34)	4.94	4.60	—	—	—	—	23.28	24.60%		29,241	—	—	1.90%	1.90%	(1.87%	)	0%
Year ended April 30, 2011	13.57	(0.26)	5.37	5.11	—	—	—	—	18.68	37.69%		21,400	—	—	1.90%	1.90%	(1.80%	)	0%
Year ended April 30, 2010	6.31	(0.18)	7.44	7.26	—	—	—	—	13.57	114.92%		27,517	—	—	1.95%	1.91%	(1.77%	)	0%
Year ended April 30, 2009	22.41	(0.03)	(15.80)	(15.83)	—	(0.27)	(0.00)[6]	(0.27)	6.31	(70.49%	)	26,156	—	—	1.93%	1.81%	(0.38%	)	83%
Direxion Monthly S&P 500® Bull 2X Fund
Six Months Ended February 28, 2014 (Unaudited)	61.43	(0.47)	18.67	18.20	—	(3.91)	—	(3.91)	75.72	30.22%		30,137	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	46.79	(1.01)	17.38	16.37	—	(1.73)	—	(1.73)	61.43	36.05%		32,007	—	—	1.90%	1.90%	(1.85%	)	0%
Period ended August 31, 2012[5]	46.15	(0.27)	0.91	0.64	—	—	—	—	46.79	1.39%		15,531	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended April 30, 2012	49.48	(0.89)	2.06	1.17	—	(4.50)	—	(4.50)	46.15	3.94%		19,710	—	—	2.11%	2.11%	(2.09%	)	0%
Year ended April 30, 2011	38.25	(0.69)	11.92	11.23	—	—	—	—	49.48	29.36%		20,235	—	—	1.90%	1.90%	(1.81%	)	0%
Year ended April 30, 2010	19.37	(0.44)	19.32	18.88	—	—	—	—	38.25	97.47%		16,857	—	—	1.93%	1.87%	(1.67%	)	0%
Year ended April 30, 2009	90.05	(0.21)	(70.46)	(70.67)	—	—	(0.01)	(0.01)	19.37	(78.48%	)	42,611	—	—	1.81%	1.85%	(0.95%	)	578%
Direxion Monthly S&P 500® Bear 2X Fund[8]
Six Months Ended February 28, 2014 (Unaudited)	53.84	(0.30)	(14.13)	(14.43)	—	—	—	—	39.41	(26.81%	)	4,771	—	—	1.35%	1.35%	(1.33%	)	0%
Year ended August 31, 2013	79.76	(1.20)	(24.72)	(25.92)	—	—	—	—	53.84	(32.50%	)	7,855	—	—	1.90%	1.90%	(1.84%	)	0%
Period ended August 31, 2012[5]	84.08	(0.56)	(3.76)	(4.32)	—	—	—	—	79.76	(5.14%	)	10,981	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended April 30, 2012	101.88	(2.04)	(15.76)	(17.80)	—	—	—	—	84.08	(17.47%	)	13,316	—	—	1.90%	1.90%	(1.88%	)	0%
Year ended April 30, 2011	157.72	(2.72)	(53.12)	(55.84)	—	—	—	—	101.88	(35.40%	)	9,865	—	—	1.90%	1.90%	(1.79%	)	0%
Year ended April 30, 2010	386.40	(3.80)	(224.88)	(228.68)	—	—	—	—	157.72	(59.18%	)	10,168	—	—	1.98%	1.91%	(1.75%	)	0%
Year ended April 30, 2009	321.00	(3.00)	90.60	87.60	(22.20)	—	—	(22.20)	386.40	25.39%		26,885	—	—	1.93%	1.80%	(0.66%	)	195%
Direxion Monthly Latin America Bull 2X Fund
Six Months Ended February 28, 2014 (Unaudited)	25.90	(0.19)	(1.83)	(2.02)	—	—	—	—	23.88	(7.80%	)	11,044	—	—	1.35%	1.35%	(1.32%	)	0%
Year ended August 31, 2013	36.88	(0.69)	(10.29)	(10.98)	—	—	—	—	25.90	(29.77%	)	13,356	—	—	1.90%	1.90%	(1.85%	)	0%
Period ended August 31, 2012[5]	44.97	(0.23)	(7.86)	(8.09)	—	—	—	—	36.88	(17.99%	)	27,130	—	—	1.90%	1.90%	(1.81%	)	0%
Year ended April 30, 2012	67.74	(0.91)	(21.86)	(22.77)	—	—	—	—	44.97	(33.61%	)	34,340	—	—	1.90%	1.90%	(1.87%	)	0%
Year ended April 30, 2011	55.20	(1.02)	13.56	12.54	—	—	—	—	67.74	22.72%		68,349	—	—	1.90%	1.90%	(1.79%	)	0%
Year ended April 30, 2010	23.45	(0.84)	32.59	31.75	—	—	—	—	55.20	135.39%		103,050	—	—	1.90%	1.91%	(1.83%	)	0%
Year ended April 30, 2009	177.90	0.30	(151.98)	(151.68)	(0.32)	—	(2.45)	(2.77)	23.45	(85.09%	)	44,601	—	—	1.82%	1.75%	0.41%		120%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return calculated for a period of less than one year is not annualized.
[3]	For periods less than a year, these ratios are annualized.
[4]

Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	Represents the period from May 1, 2012 to August 31, 2012.
[6]	Amount is less than $0.01 per share.
[7]	Effective March 17, 2014, the Fund had a 5:1 forward stock split. Per share data for the period prior to March 17, 2014 has been adjusted to give effect to the 5:1 forward stock split.
[8]	Effective March 17, 2014, the Fund had a 1:4 reverse stock split. Per share data for the period prior to March 17, 2014 has been adjusted to give effect to the 1:4 reverse stock split.

The accompanying notes are an integral part of these financial statements.

42	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements

February 28, 2014 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 20 series, of which 13 are included in this report: Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Dynamic HY Bond Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly China Bull 2X Fund, U.S. Government Money Market Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, and Direxion Monthly Latin America Bull 2X Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class of shares.

With the exception of the Direxion Dynamic HY Bond Fund and U.S. Government Money Market Fund, the Funds’ investment objectives are to seek monthly investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly Small Cap Bull 2X Fund Direxion Monthly Small Cap Bear 2X Fund	Russell 2000® Index	200 -200	% %
Direxion Monthly 7-10 Year Treasury Bull 2X Fund Direxion Monthly 7-10 Year Treasury Bear 2X Fund	NYSE 7-10 Year Treasury Bond Index	200 -200	% %
Direxion Monthly Commodity Bull 2X Fund	Morgan Stanley® Commodity Related Index	200%
Direxion Monthly Emerging Markets Bull 2X Fund	MSCI Emerging Markets IndexSM	200%
Direxion Monthly China Bull 2X Fund	FTSE China 25 Index	200%
Direxion Monthly NASDAQ-100® Bull 2X Fund	NASDAQ-100® Index	200%
Direxion Monthly S&P 500® Bull 2X Fund Direxion Monthly S&P 500® Bear 2X Fund	S&P 500® Index	200 -200	% %
Direxion Monthly Latin America Bull 2X Fund	S&P Latin America 40 Index	200%

The Direxion Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in high-yield debt instruments, commonly referred to as “junk bonds,” and derivatives of such instruments, including derivatives that isolate the credit component of such junk bonds and do not provide general interest rate exposure. The Fund will seek leveraged returns by investing in derivatives, such as futures contracts, forward contracts and swaps, which can include swaps on debt instruments, ETFs and mutual funds. In utilizing this leverage strategy, the Fund will take positions in levered instruments that create investment exposure of 120% of the value of the Fund’s assets, rebalancing the Fund’s portfolio monthly to maintain the target exposure. Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments. The U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m.

DIREXION SEMI-ANNUAL REPORT	43

Eastern Time (“Valuation Time”). On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund and the Direxion Dynamic HY Bond Fund (the “Fixed Income Funds”) do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation date. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Funds’ pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Certain Funds invested in repurchase agreements during the six months ended February 28, 2014, however these Funds were not invested in repurchase agreements at February 28, 2014.

c) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus

44	DIREXION SEMI-ANNUAL REPORT

dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

A Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of each Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. A Fund does not net collateral on the Statements of Assets and Liabilities. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to a Fund are collateralized daily directly to the Fund while amounts expected to be owed to the counterparty are collateralized daily in a segregated account at the Custodian.

The Funds enter into master netting agreements with the counterparties. These agreements calculate the obligations of the parties on a “net basis”. Consequently, the Funds’ current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Funds’ obligations are accrued daily and offset by any amounts owed to the Funds. However, the Funds do not offset the fair value amounts of the swap contracts and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements. The following presents the gross and net amounts of assets and liabilities related to the swap agreements covered by master netting agreements as of February 28, 2014:

Assets:

Description: Swap Contract

				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion Monthly Small Cap Bull 2X Fund	$855,266	$—	$855,266	$—	$855,266	$—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	364,722	—	364,722	—	364,722	—
Direxion Dynamic HY Bond Fund	57,342	—	57,342	—	57,342	—
Direxion Monthly Commodity Bull 2X Fund	324,593	(5,982)	318,611	—	318,611	—
Direxion Monthly Emerging Markets Bull 2X Fund	51,896	(51,896)	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	6,132,066	—	6,132,066	—	6,132,066	—
Direxion Monthly S&P 500® Bull 2X Fund	1,407,137	—	1,407,137	—	1,407,137	—
Direxion Monthly Latin America Bull 2X Fund	11,799	(11,799)	—	—	—	—

DIREXION SEMI-ANNUAL REPORT	45

Liabilities:

Description: Swap Contract

				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion Monthly Small Cap Bear 2X Fund	$1,868,966	$—	$1,868,966	$—	$1,868,966	$—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	323,744	—	323,744	—	323,744	—
Direxion Monthly Commodity Bull 2X Fund	5,982	(5,982)	—	—	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	208,675	(51,896)	156,779	—	156,779	—
Direxion Monthly China Bull 2X Fund	410,953	—	410,953	—	410,953	—
Direxion Monthly S&P 500® Bear 2X Fund	450,696	—	450,696	—	450,696	—
Direxion Monthly Latin America Bull 2X Fund	2,697,383	(11,799)	2,685,584	—	2,685,584	—

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. For swap contracts that are in an unrealized depreciation position at February 28, 2014, the maximum exposure to each Fund in regard to potential counterparty default and credit-risk related contingent features is as follows:

	Direxion Monthly Small Cap Bear 2X Fund			Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$(1,868,966)	$4,880,000	$3,011,034	$(323,744)	$2,960,000	$2,636,256

	Direxion Monthly Emerging Markets Bull 2X Fund			Direxion Monthly China Bull 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$(156,779)	$2,520,000	$2,363,221	$—	$—	$—
Credit Suisse International	—	—	—	(410,953)	2,100,000	1,689,047

Total	$(156,779)	$2,520,000	$2,363,221	$(410,953)	$2,100,000	$1,689,047

	Direxion Monthly S&P 500® Bear 2X Fund			Direxion Monthly Latin America Bull 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$—	$—	$—	$(2,685,584)	$6,254,150	$3,568,566
Credit Suisse International	(450,696)	1,560,000	1,109,304	—	—	—

Total	$(450,696)	$1,560,000	$1,109,304	$(2,685,584)	$6,254,150	$3,568,566

46	DIREXION SEMI-ANNUAL REPORT

d) Short Positions – The Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Dynamic HY Bond Fund, and Direxion Monthly S&P 500® Bear 2X Fund may engage in short sale transactions. The Direxion Monthly Small Cap Bull 2X Fund can only engage in short sales “against the box.” In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to segregate assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short during the six months ended February 28, 2014.

e) Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in futures contracts during the six months ended February 28, 2014.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the six months ended February 28, 2014.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Investments in Other Investment Companies – The Funds may invest a significant portion of their assets in other investment companies. The financial statements of these investment companies can be found at www.sec.gov.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

DIREXION SEMI-ANNUAL REPORT	47

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses, refer to Note 4.

l) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2014 and the year ended August 31, 2013, were as follows:

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Distributions paid from:
Ordinary Income	$331,257	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$331,257	$—	$—	$—

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Distributions paid from:
Ordinary Income	$—	$880,079	$—	$—
Long-Term Capital Gains	—	105,897	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$—	$985,976	$—	$—

	Direxion Dynamic HY Bond Fund		Direxion Monthly Commodity Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Distributions paid from:
Ordinary Income	$216,287	$1,983,713	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$216,287	$1,983,713	$—	$—

48	DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly Emerging Markets Bull 2X Fund		Direxion Monthly China Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$—	$—	$—	$—

	U.S. Government Money Market Fund		Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Distributions paid from:
Ordinary Income	$1,710	$9,542	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$1,710	$9,542	$—	$—

	Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Distributions paid from:
Ordinary Income	$2,131,249	$742,682	$—	$—
Long-Term Capital Gains	23,213	225,797	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$2,154,462	$968,479	$—	$—

Direxion Monthly Latin America Bull 2X Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Distributions paid from:
Ordinary Income	$—	$—
Long-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions paid	$—	$—

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2013. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

DIREXION SEMI-ANNUAL REPORT	49

As of August 31, 2013, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Net unrealized appreciation	$—	$—	$—

Undistributed ordinary income	331,255	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	331,255	—	—

Other accumulated (losses)	(1,832,469)	(47,289,452)	(15,573,822)

Total accumulated (losses)	$(1,501,214)	$(47,289,452)	$(15,573,822)

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund	Direxion Monthly Commodity Bull 2X Fund
Net unrealized (depreciation)	$—	$(274,166)	$—

Undistributed ordinary income	—	30,304	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	—	30,304	—

Other accumulated (losses)	(22,111,314)	(14,152,316)	(27,191,233)

Total accumulated (losses)	$(22,111,314)	$(14,396,178)	$(27,191,233)

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Net unrealized appreciation	$—	$—	$—

Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	—	—	—

Other accumulated (losses)	(37,111,867)	(11,261,978)	(438)

Total accumulated (losses)	$(37,111,867)	$(11,261,978)	$(438)

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Net unrealized appreciation	$—	$—	$—

Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	—	—	—

Other accumulated (losses)	(5,923,097)	(1,741,351)	(53,673,581)

Total accumulated (losses)	$(5,923,097)	$(1,741,351)	$(53,673,581)

Direxion Monthly Latin America Bull 2X Fund
Net unrealized appreciation	$—

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated (losses)	(183,302,644)

Total accumulated (losses)	$(183,302,644)

50	DIREXION SEMI-ANNUAL REPORT

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, qualified late year loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of February 28, 2014 was as follows:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—

Net unrealized appreciation	$—	$—	$—

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund	Direxion Monthly Commodity Bull 2X Fund
Tax cost of investments	$—	$4,484,988	$—
Gross unrealized appreciation	—	173,025	—
Gross unrealized depreciation	—	(348,093)	—

Net unrealized (depreciation)	$—	$(175,068)	$—

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Tax cost of investments	$—	$—	$8,396,266
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—

Net unrealized appreciation	$—	$—	$—

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—

Net unrealized appreciation	$—	$—	$—

Direxion Monthly Latin America Bull 2X Fund
Tax cost of investments	$—
Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2013. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2013.

DIREXION SEMI-ANNUAL REPORT	51

At August 31, 2013, the following Funds deferred, on a tax basis, qualified late year losses of:

	Late Year Ordinary Losses	Post-October Capital Losses
Direxion Monthly Small Cap Bull 2X Fund	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	(176,650)	(7,514,788)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	(359,621)	(10,173,714)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	(2,073)	—
Direxion Dynamic HY Bond Fund	—	—
Direxion Monthly Commodity Bull 2X Fund	(117,813)	(1,726,473)
Direxion Monthly Emerging Markets Bull 2X Fund	(273,037)	(10,917,371)
Direxion Monthly China Bull 2X Fund	(116,117)	(5,136,501)
U.S. Government Money Market Fund	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	(272,076)	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bear 2X Fund	(161,569)	(8,286,971)
Direxion Monthly Latin America Bull 2X Fund	(244,297)	(6,047,583)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At August 31, 2013 the following Funds had capital loss carryforwards on a tax basis of:

	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Unlimited ST	Unlimited LT
Direxion Monthly Small Cap Bull 2X Fund	$—	$—	$—	$—	$—	$—	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	(883,969)	(5,310,686)	(6,570,886)	—	(3,873,693)	(5,087,146)	(9,457,361)	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—	—	—	—	(1,543,250)	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—	(941,855)	(2,717,991)	(1,976,123)	—	(16,618,061)	—
Direxion Dynamic HY Bond Fund	—	—	—	—	—	—	(14,152,316)	—
Direxion Monthly Commodity Bull 2X Fund	—	—	—	—	(9,895,898)	—	(4,272,508)	(5,817,507)
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	(6,688,903)	(1,727,140)	—	—	(15,371,908)
Direxion Monthly China Bull 2X Fund	—	—	—	(1,208,734)	—	—	(427,729)	(1,742,839)
U.S. Government Money Market Fund	(356)	(82)	—	—	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—	(4,592,717)	—	—	—	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	—	—	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	—	—	(18,781,801)	(4,649,215)	—	(17,195,374)	—
Direxion Monthly Latin America Bull 2X Fund	—	—	—	(148,741,363)	—	—	(7,913,501)	(6,231,251)

52	DIREXION SEMI-ANNUAL REPORT

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2014, open Federal and state income tax years include the tax years ended August 31, 2011, August 31, 2012 and August 31, 2013. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2014, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) in the Direxion Dynamic HY Bond Fund were $48,304,138 and $59,974,927, respectively. There were no purchases and sales as defined above in any of the other Funds.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 28, 2014.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

Direxion Monthly Small Cap Bull 2X Fund	0.75%
Direxion Monthly Small Cap Bear 2X Fund	0.75%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	0.75%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	0.75%
Direxion Dynamic HY Bond Fund	0.75%
Direxion Monthly Commodity Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bull 2X Fund	0.75%
Direxion Monthly China Bull 2X Fund	0.75%
U.S. Government Money Market Fund	0.50%
Direxion Monthly NASDAQ-100® Bull 2X Fund	0.75%
Direxion Monthly S&P 500® Bull 2X Fund	0.75%
Direxion Monthly S&P 500® Bear 2X Fund	0.75%
Direxion Monthly Latin America Bull 2X Fund	0.75%

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds through September 1, 2015.

DIREXION SEMI-ANNUAL REPORT	53

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the daily average net assets of each Fund and the below amount:

Direxion Monthly Small Cap Bull 2X Fund	0.35%
Direxion Monthly Small Cap Bear 2X Fund	0.35%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	0.35%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	0.35%
Direxion Dynamic HY Bond Fund	0.35%
Direxion Monthly Commodity Bull 2X Fund	0.35%
Direxion Monthly Emerging Markets Bull 2X Fund	0.35%
Direxion Monthly China Bull 2X Fund	0.35%
U.S. Government Money Market Fund	0.45%
Direxion Monthly NASDAQ-100® Bull 2X Fund	0.35%
Direxion Monthly S&P 500® Bull 2X Fund	0.35%
Direxion Monthly S&P 500® Bear 2X Fund	0.35%
Direxion Monthly Latin America Bull 2X Fund	0.35%

Under the Agreement, the Adviser may continue to reimburse expenses of the U.S. Government Money Market Fund in order to maintain a positive yield to its investors, which is necessitated by the overall decline of yields of the underlying securities of the U.S. Government Money Market Fund. The Adviser is able to recover these waived expenses for the three previous years if the yield provided to its investors maintains a level of 1.00%. Waived expenses of the U.S. Government Money Market Fund subject to potential recovery are as follows:

Amount
Expiring in:
2014	$347,143
2015	286,581
2016	159,221
2017	58,029

Total	$850,974

Distribution Expenses: Shares of the Funds, except for shares of the Direxion Dynamic HY Bond Fund and U.S. Government Money Market Fund, are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Direxion Dynamic HY Bond Fund is subject to an annual Rule 12b-1 fee of up to 0.40% of the Fund’s average daily net assets. The U.S. Government Money Market Fund is not authorized to pay 12b-1 fees. Each Fund, except the U.S. Government Money Market Fund, currently pays a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

54	DIREXION SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ securities as of February 28, 2014:

	Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$855,266	$—	$855,266

	Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$(1,868,966)	$—	$(1,868,966)

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$364,722	$—	$364,722

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$(323,744)	$—	$(323,744)

	Direxion Dynamic HY Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies — Fixed Income	$4,309,920	$—	$—	$4,309,920
Other Financial Instruments*	—	57,342	—	57,342

	Direxion Monthly Commodity Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$318,611	$—	$318,611

	Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$(156,779)	$—	$(156,779)

	Direxion Monthly China Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$(410,953)	$—	$(410,953)

	U.S. Government Money Market Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$8,396,266	$—	$—	$8,396,266

	Direxion Monthly NASDAQ-100® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$6,132,066	$—	$6,132,066

	Direxion Monthly S&P 500® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$1,407,137	$—	$1,407,137

	Direxion Monthly S&P 500® Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$(450,696)	$—	$(450,696)

	Direxion Monthly Latin America Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$ —	$(2,685,584)	$—	$(2,685,584)

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

DIREXION SEMI-ANNUAL REPORT	55

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities. There were no Level 3 securities held by the Funds during the six months ended February 28, 2014. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2014, certain Funds were invested in swap contracts.

At February 28, 2014, the fair value of derivatives instruments, by primary risk, were as follows:

Asset derivatives[1]
		Interest rate risk	Commodities risk	Equity risk	Credit Risk	Total
Direxion Monthly Small Cap Bull 2X Fund	Swap contracts	$—	$—	$855,266	$—	$855,266
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Swap contracts	364,722	—		—	364,722
Direxion Dynamic HY Bond Fund	Swap contracts		—	—	57,342	—
Direxion Monthly Commodity Bull 2X Fund	Swap contracts	—	318,611	—	—	318,611
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap contracts	—	—	6,132,066	—	6,132,066
Direxion Monthly S&P 500® Bull 2X Fund	Swap contracts	—	—	1,407,137	—	1,407,137

[1]	Statement of Assets and Liabilities location: Net unrealized appreciation on swaps.

Liability derivatives[1]
		Interest rate risk	Commodities risk	Equity risk	Credit Risk	Total
Direxion Monthly Small Cap Bear 2X Fund	Swap contracts	$—	$—	$1,868,966	$—	$1,868,966
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Swap contracts	323,744	—	—	—	323,744
Direxion Monthly Emerging Markets Bull 2X Fund	Swap contracts	—	—	156,779	—	156,779
Direxion Monthly China Bull 2X Fund	Swap contracts	—	—	410,953	—	410,953
Direxion Monthly S&P 500® Bear 2X Fund	Swap contracts	—	—	450,696	—	450,696
Direxion Monthly Latin America Bull 2X Fund	Swap contracts	—	—	2,685,584	—	2,685,584

[1]	Statement of Assets and Liabilities location: Net unrealized depreciation on swaps.

56	DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the six months ended February 28, 2014, by primary risk, were as follows:

		Interest rate risk	Commodities risk	Equity risk	Credit Risk	Total
Direxion Monthly Small Cap Bull 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	$—	$—	$4,542,244	$—	$4,542,244
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	—	1,627,615	—	1,627,615
Direxion Monthly Small Cap Bear 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	—	—	(6,936,263)	—	(6,936,263)
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	—	(1,163,562)	—	(1,163,562)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	650,389	—	—	—	650,389
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	565,428	—	—	—	565,428
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	(257,829)	—	—	—	(257,829)
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	(468,533)	—	—	—	(468,533)
Direxion Dynamic HY Bond Fund	Net Realized gain (loss)[1]
	Swap contracts		—	—	255,239	255,239
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts		—	—	57,342	57,342
Direxion Monthly Commodity Bull 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	—	1,382,462	—	—	1,382,462
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	352,336	—	—	352,336
Direxion Monthly Emerging Markets Bull 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	—	—	(4,195,951)	—	(4,195,951)
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	—	29,690	—	29,690
Direxion Monthly China Bull 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	—	—	(1,144,384)	—	(1,144,384)
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	—	(295,093)	—	(295,093)
Direxion Monthly NASDAQ-100® Bull 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	—	—	1,970,013	—	1,970,013
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	—	7,119,767	—	7,119,767
Direxion Monthly S&P 500® Bull 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	—	—	4,705,777	—	4,705,777
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	—	2,817,544	—	2,817,544
Direxion Monthly S&P 500® Bear 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	—	—	(1,463,973)	—	(1,463,973)
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	—	(528,457)	—	(528,457)

DIREXION SEMI-ANNUAL REPORT	57

		Interest rate risk	Commodities risk	Equity risk	Credit Risk	Total
Direxion Monthly Latin America Bull 2X Fund	Net Realized gain (loss)[1]
	Swap contracts	—	—	(3,818,609)	—	(3,818,609)
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	—	—	3,134,992	—	3,134,992

[1]	Statement of Operations location: Net realized gain (loss) on swaps.
[2]	Statement of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the six months ended February 28, 2014 the volume of the derivatives held by the Funds were as follows:

	Quarterly average gross notional amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts
Direxion Monthly Small Cap Bull 2X Fund	$39,066,061	$—
Direxion Monthly Small Cap Bear 2X Fund	—	24,654,294
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	41,497,225	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	19,851,234
Direxion Dynamic HY Bond Fund	6,414,847	—
Direxion Monthly Commodity Bull 2X Fund	17,828,092	—
Direxion Monthly Emerging Markets Bull 2X Fund	31,560,871	—
Direxion Monthly China Bull 2X Fund	9,394,344	—
U.S. Government Money Market Fund	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	236,712,181	—
Direxion Monthly S&P 500® Bull 2X Fund	65,895,550	—
Direxion Monthly S&P 500® Bear 2X Fund	—	11,801,135
Direxion Monthly Latin America Bull 2X Fund	29,687,477	—

The Funds, with the exception of the Direxion Dynamic HY Bond Fund, utilize this volume of derivatives in order to obtain leverage in order to meet this investment objectives of 200% (or -200%) calendar month performance of their respective index.

7.	ADDITIONAL INFORMATION

On March 17, 2014, shares of the Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, and Direxion Monthly Small Cap Bear 2X Fund, were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Monthly S&P 500® Bear 2X Fund	3/17/2014	1:4	10.02	40.08	539,892	134,973
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	3/17/2014	1:7	5.67	39.69	1,810,741	258,677
Direxion Monthly Small Cap Bear 2X Fund	3/17/2014	1:13	3.04	39.52	4,171,887	320,914

On March 17, 2014, shares of the Direxion Monthly Small Cap Bull 2X Fund and Direxion Monthly NASDAQ-100® Bull 2X Fund were adjusted to reflect a forward stock split. The effect of the forward stock split was to increase the number of shares outstanding and decrease the net asset value. The forward stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the forward stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Monthly Small Cap Bull 2X Fund	3/17/2014	2:1	95.34	47.67	259,333	518,666
Direxion Monthly NASDAQ-100® Bull 2X Fund	3/17/2014	5:1	203.23	40.65	1,435,149	7,175,743

58	DIREXION SEMI-ANNUAL REPORT

8.	SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT	59

Additional Information

(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

60	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 71	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	25	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Gerald E. Shanley III Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	150	None.

John Weisser Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	150	Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (28 Funds); Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisers Alternative Strategy Fund (1 Fund).

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 20 portfolios, the Direxion Insurance Trust which currently offers for sale 1 of the 5 funds currently registered with the SEC and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 125 funds currently registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	61

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 1301 Avenue of the Americas, 35th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 45	Chief Executive Officer	One Year; Since 2006	Managing Director of Rafferty, 1999-present.	125	N/A

Eric Falkeis: Age: 40	President	One Year; Since 2013	President, Rafferty Asset Management, LLC, since March 2013; formerly, Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors,
			LLC (2000-2003).	N/A	Trustee, Professionally Managed Portfolios (45 Funds)

Patrick J. Rudnick Age: 40	Principal Financial Officer and Treasurer	One Year; Since 2010	Chief Financial Officer Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 37	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 20 portfolios, the Direxion Insurance Trust which currently offers for sale 1 of the 5 funds currently registered with the SEC and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 125 funds currently registered with the SEC.

62	DIREXION SEMI-ANNUAL REPORT

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, New York 10019

(800) 851-0511

www.direxionfunds.com

Investment Adviser

Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.

1555 RiverCenter Dr., Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Rafferty Capital Markets, LLC

1010 Franklin Ave., 3rd Floor

Garden City, NY 11530

The Trust’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

DIREXION SEMI-ANNUAL REPORT	63

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64

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66

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

PN-1

SEMI-ANNUAL REPORT FEBRUARY 28, 2014

HCM Freedom Fund

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, New York 10019

(800) 851-0511

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit www.direxionfunds.com/edelivery

2.	Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the HCM Freedom Fund (the “Fund”) covers the period from September 1, 2013 to February 28, 2014 (the “Semi-Annual Period”). Horizon Capital Management, Inc. serves as the sub-advisor to the Fund.

The Board of Trustees (the “Board”) of the Direxion Funds (the “Trust”) has determined, upon the recommendation of Rafferty Asset Management, LLC (“Rafferty”), the Trust’s adviser, and Horizon Capital Management, LLC, the subadviser for the HCM Freedom Fund’s, that it is in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. Due to the Fund’s inability to attract sufficient investment assets to maintain a competitive operating structure, thereby hindering its ability to operate efficiently, Rafferty informed the Board that the Fund could not continue to conduct its business and operations in an economically efficient manner over the longer term.

Effective February 27, 2014, as a result of change in control of Horizon Capital Management, LLC (“HCM”), the subadvisory agreement between Rafferty and HCM terminated in accordance with its terms. HCM no longer served as subadviser to the Fund, while Rafferty continued to manage the Fund pursuant to the investment advisory agreement between the Fund and Rafferty. Also effective February 27, 2014, Rafferty agreed to reduce its management fee so that the Fund paid Rafferty at an annualized rate of 0.40% of its average daily net assets. Additionally, the Distribution and/or Service fees that the Fund paid were reduced to 0.0% from 0.80% effective February 27, 2014.

The Fund was closed to new investments as of the close of regular trading on the New York Stock Exchange on February 27, 2014. The Fund’s assets were converted to cash and the Fund no longer pursued its stated investment objectives after the close of trading on February 27, 2014 in order to pursue an orderly liquidation. The Fund was liquidated on April 1, 2014 (the “Liquidation Date”).

After the Liquidation Date, any shareholder who had not redeemed shares of the Fund, or exchanged them for shares of other investment series of the Trust, prior to the Liquidation Date received a payment representing the shareholder’s proportionate interest in the net assets of the Fund as of the Liquidation Date.

Market Commentary:

Major equity indices closed 2013 at all-time highs, with the S&P 500 achieving its best yearly performance since 1997, and Dow Jones Industrial Average its best since 1995. Improving economic data in Q4 2013 helped push the market to the aforementioned, all-time highs. Strong payroll growth in October and November indicated the economy was not only continuing to mend itself, but also showing the early stages of expansion. In mid-December, equities reacted positively to the U.S. Federal Reserve’s decision to begin tapering its asset purchase program in January of 2014. Investors had been anticipating the eventual unwind of the U.S. Federal Reserve’s asset purchasing program, and sentiment was bolstered by the cautious nature of the U.S. Federal Reserve tapering schedule, and the declaration that short-term interest rates would remain low for longer than previously indicated. After trending flat for most of January, the equity markets saw a sharp pullback in late January due to fear of slowdown in China, coupled with Emerging Market turbulence. The S&P 500 plunged over 5% during this time, before recovering sharply in February, regaining almost all losses by the end of the Semi-Annual Period. This retracement highlighted investors’ willingness to shrug off macroeconomic concerns in the Emerging Markets, and provided for optimism heading into the second half of the Annual Period.

The first half of the Semi-Annual Period saw a much welcomed rebound for fixed income securities. The improving economic landscape, along with a decline in interest rates, were the key factors driving the rebound. The December 18th U.S. Federal Reserve’s announcement detailing its tapering plan, alleviated some of the headwinds facing the fixed income market. Domestic bond prices drifted lower into the beginning of 2014, before rallying strongly through January, and remaining stable throughout February. The rally seen in January, as well as the stabilization in February, was attributed to the U.S. Federal Reserve’s actions. During the month of February, non-U.S. bonds outperformed their U.S. counterparts, due in large part to a weaker U.S. dollar and an improving Emerging Market economic situation.

The HCM Freedom Fund is benchmarked to the S&P 500® Index. The Fund returned 2.46% during the Semi-Annual Period, as compared to the benchmark’s return of 15.06%. The Fund remained true to its investment objective of long-term capital appreciation during the Semi-Annual Period, and was able to move past January of 2014 largely unscathed. The Fund was nearly fully invested throughout the majority of the Semi-Annual Period in securities that generated income, mostly through

4	DIREXION SEMI-ANNUAL REPORT

high-yield bonds. High-yield bonds continued their outperformance over investment-grade instruments throughout this time period, and that outperformance was especially visible throughout the first quarter of 2014.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Eric Falkeis Chief Investment Officer	Dexter Lyons Horizon Capital Management, Inc.	Mark Thomas Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. The Advisers cannot guarantee that the Fund will achieve its objective. Active and frequent trading associated with the strategy of the Fund can cause the price to fluctuate, therefore impacting its performance compared to other investment vehicles. The Fund may invest an shares of other investment companies which can involve duplication of fees and expense which can impact the performance of the Fund. The Fund may use leverage which creates the potential to create a greater negative return had the Fund not employed leverage. For a discussion of these and other risks please read the prospectus. It is important that investors closely review and understand these risks before making an investment in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund It is important that investors closely review and understand these risks before making an investment.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

The views in this report were those of the Adviser as of February 28, 2014 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 3.02%.

The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 2.35%.

The Standard & Poor’s 500® Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed. The performance of the index does not reflect deductions for fees, expenses or taxes.

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

Distributed by: Rafferty Capital Markets, LLC

Date of First Use: April 29, 2014

DIREXION SEMI-ANNUAL REPORT	5

Expense Example

February 28, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2013 — February 28, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

February 28, 2014 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period[2]
HCM Freedom Fund
Based on actual fund return	2.37%	$1,000.00	$1,024.60	$11.90
Based on hypothetical 5% return	2.37%	1,000.00	1,013.19	11.68

[1]	Annualized

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 181

6	DIREXION SEMI-ANNUAL REPORT

HCM Freedom Fund

Schedule of Investments

February 28, 2014 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	—
Other Assets in Excess of Liabilities - 100.0%	23,201,082

TOTAL NET ASSETS - 100.0%	$23,201,082

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	7

Statement of Assets & Liabilities

February 28, 2014 (Unaudited)

HCM Freedom Fund
Assets:
Cash	$23,026,820
Receivables:
Due from broker for swaps	218,395
Dividends and interest	8,464

Total Assets	23,253,679

Liabilities:
Payables:
Accrued investment advisory fees	20,856
Accrued distribution expenses	16,442
Accrued operating services fees	11,722
Accrued excise tax	3,577

Total Liabilities	52,597

Net Assets	$23,201,082

Net Assets Consist of:
Capital stock	$40,777,640
Accumulated net investment loss	(159,060)
Accumulated net realized loss	(17,417,498)

Total Net Assets	$23,201,082

Calculation of Net Asset Value Per Share:
Net assets	$23,201,082
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,448,702
Net asset value, redemption price and offering price per share	$16.02

The accompanying notes are an integral part of these financial statements.

8	DIREXION SEMI-ANNUAL REPORT

Statement of Operations

For the Six Months Ended February 28, 2014 (Unaudited)

HCM Freedom Fund
Investment income:
Dividend income	$334,099
Interest income	832

Total investment income	334,931

Expenses:
Investment advisory fees	121,312
Distribution expenses	96,806
Operating services fees	66,973

Total expenses before excise taxes	285,091

Excise taxes	3,577
Total expenses	288,668

Net investment income	46,263

Realized and unrealized gain on investments:
Net realized gain on:
Investments	104,806
Futures	1,808
Swaps	245,253

351,867

Capital gain distributions from regulated investment companies	172,548

Change in net unrealized appreciation (depreciation) on investments:	7,291

Net realized and unrealized gain on investments	531,706

Net increase in net assets resulting from operations	$577,969

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	9

Statements of Changes in Net Assets

	HCM Freedom Fund
	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Increase (Decrease) in net assets from:
Operations:
Net investment income	$46,263	$607,221
Net realized gain on investments	351,867	1,473,643
Capital gain distributions from regulated investment companies	172,548	—
Change in net unrealized appreciation (depreciation) of investments	7,291	(1,131,007)

Net increase in net assets resulting from operations	577,969	949,857

Distributions to shareholders:
Net investment income:	(463,948)	(704,881)

Total distributions to shareholders	(463,948)	(704,881)

Capital share transactions:
Net decrease in net assets resulting from net change capital share transactions(a)	(408,195)	(1,296,117)

Total decrease in net assets	(294,174)	(1,051,141)

Net assets:
Beginning of year/period	23,495,256	24,546,397

End of year/period	$23,201,082	$23,495,256

Undistributed (Accumulated) net investment income (loss), end of year/period	$(159,060)	$258,625

(a)	Summary of capital share transactions is as follows:

	HCM Freedom Fund
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Value	Shares	Value
Shares sold	307,529	$4,926,106	40,734	$648,779
Shares issued in reinvestment of distributions	27,747	442,698	42,926	668,794
Shares redeemed	(360,869)	(5,776,999)	(164,176)	(2,613,690)

Net decrease	(25,593)	$(408,195)	(80,516)	$(1,296,117)

The accompanying notes are an integral part of these financial statements.

10	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Net Asset Value, Beginning of Year/Period	Net Investment Income[1]	Net Realized and Unrealized Gain on Investments	Net Increase in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/Period	Total Return[2]	Net Assets, End of Year/Period (,000)	Total Expenses[3]	Net Expenses[3]	Net Investment Income After Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
HCM Freedom Fund
September 1, 2013 to February 28, 2014 (Unaudited)	$15.94	$0.03	$0.36	$0.39	$(0.31)	$—	$—	$(0.31)	$16.02	2.46%	$23,201	2.37%	2.37%	0.38%	271%
Year ended August 31, 2013	15.79	0.41	0.22	0.63	(0.48)	—	—	(0.48)	15.94	4.06%	23,495	2.35%	2.35%	2.56%	632%
Year ended August 31, 2012	15.14	0.21	0.53	0.74	(0.09)	—	—	(0.09)	15.79	4.92%	24,546	2.35%	2.35%	1.39%	434%
Year ended August 31, 2011	15.19	0.25	0.18	0.43	(0.48)	—	—	(0.48)	15.14	2.88%	26,348	2.35%	2.35%	1.65%	249%
Year ended August 31, 2010	14.47	1.08	0.50	1.58	(0.86)	—	—	(0.86)	15.19	11.16%	27,939	2.35%	2.35%	7.20%	468%
Year ended August 31, 2009	14.68	0.01	0.40	0.41	(0.62)	—	—	(0.62)	14.47	2.83%	25,209	2.42%	2.43%	0.05%	1,311%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return calculated for a period of less than one year is not annualized.
[3]	For periods of less than one year, these ratios are annualized.
[4]

Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

DIREXION SEMI-ANNUAL REPORT	11

Direxion Funds

Notes to the Financial Statements

February 28, 2014 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 17 series of which one is included in this report: the HCM Freedom Fund (the “Fund”). The Fund is a non-diversified series of the Trust pursuant to the 1940 Act.

The HCM Freedom Fund’s objective is long-term capital appreciation with lower volatility than the overall market by employing a dynamic asset allocation strategy. The Fund has great flexibility in deciding in what to invest and when to invest, and may invest in a broad range of equity and fixed income securities, both domestically and internationally, as well as derivative instruments of these securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund is determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities, exchange-traded funds and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation date. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to the Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with a maturity of 60 days or less at the time of purchase and money market securities are valued using the amortized cost method. Other debt securities are valued using mean prices provided by the Fund’s pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale, will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund invested in repurchase agreements during the year ended August 31, 2013, however the Fund was not invested in repurchase agreements at February 28, 2014.

c) Swap Contracts – The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund enters into netting agreements with the counterparty. These

12	DIREXION SEMI-ANNUAL REPORT

agreements calculate the obligations of the parties on a “net basis.” Consequently, the Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund. However, the Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such netting agreements.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral on the Statement of Assets & Liabilities. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are collateralized daily directly to the Fund while amounts expected to be owed to the counterparty are collateralized daily in a segregated account at the Custodian.

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, the Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Fund has agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances may include agreed upon net asset value and performance-based thresholds.

The Fund was not invested in swap contracts at February 28, 2014.

d) Short Positions – The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected in the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to segregate assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Fund was not invested in short positions at February 28, 2014.

DIREXION SEMI-ANNUAL REPORT	13

e) Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell futures contracts and options on such futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign countries. Upon entering into a contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Fund was not invested in futures contracts or options on futures contracts at February 28, 2014

f) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates cash, cash equivalents and liquid securities as collateral for futures contracts, options on futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for Federal income tax purposes, with the net sales proceeds.

h) Investments in Other Investment Companies – The Fund may invest a significant portion of its assets in other investment companies. The financial statements of these investment companies can be found at www.sec.gov.

i) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Fund daily. Expenses are computed based on the Fund’s average daily net assets. For additional discussion on expenses, refer to Note 4.

k) Distributions to Shareholders – The Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid by the Fund were ordinary income distributions of $463,948 and $704,881 during the six months ended February 28, 2014 and year ended August 31, 2013, respectively.

The Fund may designate as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2013. To the extent necessary to fully distribute such capital gains, the Fund also designates earnings and profits distributed to shareholders on the redemption of shares.

14	DIREXION SEMI-ANNUAL REPORT

As of August 31, 2013, the components of distributable earnings of the Funds on a tax basis were as follows:

HCM Freedom Fund
Net unrealized depreciation	$(7,291)

Undistributed ordinary income	258,625
Undistributed long-term capital gain	—

Total distributable earnings	258,625

Other accumulated loss	(17,941,913)

Total accumulated loss	$(17,690,579)

Other accumulated gain/(loss) is generally comprised of capital loss carryforwards.

The cost basis for investments for federal income tax purposes as of February 28, 2014 was as follows:

HCM Freedom Fund
Tax cost of investments	$—
Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If the Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At August 31, 2013, the Fund had capital loss carryforwards on a tax basis of:

	Capital Losses Expiring
	8/31/2014	8/31/2015	8/31/2016	8/31/2017
HCM Freedom Fund	$(5,220,623)	$(5,679,579)	$(1,637,612)	$(5,404,099)

To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2014, open Federal and state income tax years include the tax years ended August 2009 through August 2013. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

k) Guarantees and Indemnifications – In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon the occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

DIREXION SEMI-ANNUAL REPORT	15

and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2014, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were $38,250,000 and $40,177,316, respectively.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund’s average daily net assets at an annual rate of 1.00%.

In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. (the “Subadviser”) whereby the Subadviser will direct investment activities of the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Operating Services Agreement: The Fund has entered into an Operating Service Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Fund. In consideration for the services rendered pursuant to the Agreement, the Fund will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.55%. The monthly fee is calculated on an annualized basis on the daily average net assets of the Fund.

Distribution Expenses: Shares of the Fund are subject to an annual Rule 12b-1 fee of 0.80% for the Fund’s average daily net assets.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2014. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including NAVs of similar investment companies)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2014:

HCM Freedom Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income	$—	$—	$—	$—

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards which improve disclosure about fair value measurements. These standards require additional disclosure regarding fair value measurements. Specifically, these standards require reporting

16	DIREXION SEMI-ANNUAL REPORT

entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the six months ended February 28, 2014. The Fund held no Level 3 securities during the six months ended February 28, 2014. It is the Fund’s policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Fund follows authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Fund used derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2014, this Fund was not invested in any swap or futures contracts.

At February 28, 2014, the fair value of derivatives instruments were as follows:

Asset derivatives[1]
		Equity risk	Credit risk	Total
HCM Freedom Fund	Swap contracts	$—	$—	$—

[1]	Statement of Assets and Liabilities location: Net unrealized appreciation on swaps.

Transactions in derivative instruments during the six months ended February 28, 2014, were as follows:

		Equity risk	Credit risk	Total
HCM Freedom Fund	Net realized gain (loss)[1]
	Swap contracts	$(29,415)	$274,668	$245,253
	Futures contracts	1,808	—	1,808
	Total net realized gain (loss)	$(27,607)	$274,668	$247,061
	Change in net unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—

[1]	Statement of Operations location: Net unrealized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

7.	SUBSEQUENT EVENTS

The Board of Trustees of the Trust has determined, upon the recommendation of the Adviser and the Subadviser for the Fund, that it is in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. The Fund was closed to new investments as of the close of regular trading on the New York Stock Exchange on February 27, 2014. The Fund’s assets were converted to cash and the Fund will no longer pursue its stated investment objectives after the close of trading on February 27, 2014 in order to pursue an orderly liquidation. The Fund will be liquidated on April 1, 2014 (the “Liquidation Date”). After the Liquidation Date, any shareholder who has not redeemed shares of the Fund, or exchanged them for shares of other investment series of the Trust, prior to the Liquidation Date will receive a payment representing the shareholder’s proportionate interest in the net assets of the Fund as of the Liquidation Date.

Also effective February 27, 2014, the Adviser has agreed to reduce its management fee so that the Fund pays the Adviser at an annualized rate of 0.40% of its average daily net assets. Additionally, the Distribution and/or Service fees that the Fund pays were reduced to 0.0% from 0.80% effective February 27, 2014.

DIREXION SEMI-ANNUAL REPORT	17

The Fund follows authoritative standards for accounting for and disclosure of events that occur after the Statement of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Fund has evaluated subsequent events through the issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Additional Information

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT	19

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 71	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	25	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Gerald E. Shanley III Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	150	None.

John Weisser Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	150	Eclipse Funds, Inc. (1 Fund); Director, The MainStay Funds Trust (28 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (28 Funds); Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisers Alternative Strategy Fund (1 Fund).

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 20 portfolios, the Direxion Insurance Trust which currently offers for sale 1 of the 5 funds currently registered with the SEC and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 125 funds currently registered with the SEC.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 1301 Avenue of the Americas, 35th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 45	Chief Executive Officer	One Year; Since 2006	Managing Director of Rafferty, 1999-present.	125	N/A

Eric Falkeis: Age: 40	President	One Year; Since 2013	President, Rafferty Asset Management, LLC, since March 2013; formerly, Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	Trustee, Professionally Managed Portfolios (45 Funds)

Patrick J. Rudnick Age: 40	Principal Financial Officer and Treasurer	One Year; Since 2010	Chief Financial Officer Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 37	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 20 portfolios, the Direxion Insurance Trust which currently offers for sale 1 of the 5 funds currently registered with the SEC and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 125 funds currently registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	21

Advisor

Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

Sub-Advisor

HCM Sub-Advisor

Horizon Capital Management, Inc.

106 Valerie Drive

Lafayette, LA 70508-6008

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.

1555 RiverCenter Dr., Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Rafferty Capital Markets, LLC

1010 Franklin Ave., 3rd Floor

Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

22	DIREXION ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

PN-1

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	4/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	4/30/14

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	4/30/14

* Print the name and title of each signing officer under his or her signature.